UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2013 through December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Mid Cap/Multi-Cap Funds

December 31, 2013 (Unaudited)

JPMorgan Growth Advantage Fund

JPMorgan Mid Cap Core Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Value Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Value Advantage Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

January 23, 2014 (Unaudited)

Dear Shareholder,

Equity markets in developed economies performed strongly as the pace of the global economy accelerated during the six months ended December 31, 2013. Healthy corporate earnings and steady improvement in a range of economic indicators provided a positive backdrop for investors seeking returns in the low interest rate environment. While political discord in Washington injected volatility into the market, a bipartisan budget agreement at the end of 2013 relieved much of the political uncertainty created by partisan brinkmanship that led to the partial shutdown of the federal government in October. In December, the U.S. Federal Reserve (the “Fed”) responded to marked improvement in employment and other measures of economic growth by announcing it would trim its $85 billion in monthly asset purchases by $10 billion. The news drove U.S. equities to new highs, with the Standard & Poor’s 500 stock index reaching seven closing highs in December, ending the six-month period with a 16.31% return.

“ While a repeat of the equity performance we experienced during the six month period may be a tall order, we believe stocks in the U.S. and Europe may continue to show gains”

Overseas, the European Union returned to positive economic growth during the six month period and by the end of the period, Ireland became the first nation to exit from its European Union bailout program. The Fed’s decision to curb its asset purchases also sent equities higher in Europe, as investors viewed the move as a sign of further economic stability. The euro zone’s composite Purchasing Managers Index ended the period at a three-month high. Amid signs of continued economic expansion, it is notable that the European Central Bank cut its benchmark interest rate to a historical low in November in an attempt to counter a drop in the inflation rate.

In Japan, equity markets posted strong gains, benefitting from Prime Minister Shinzo Abe’s efforts to revive the economy. Low returns on bonds and short-term debt instruments also drove investors into stocks in Japan and Europe.

Emerging market equities were weaker overall as China’s economy showed signs of slower growth and political unrest in

Turkey and Thailand shook investor confidence. The Fed’s decision to taper its asset purchase program also set off speculation that the maturation of the emerging markets credit cycle would push yield-seeking investors to rotate into developed markets.

Taper Talk Pressures Bonds

Fixed-income markets generally remained weak during the six month period, with the Barclays Aggregate Index returning 0.43% for the six month period. U.S. Treasury security yields remained low from a historical perspective but peaked in September after the Fed declined to taper its asset purchases at that time. Globally, emerging market debt continued to struggle as stronger developed market growth trends led to declines in the relatively high yields and strong currencies, causing outflows that led to further weakness. The yield for 10-year U.S. Treasury securities ended December 31, 2013 at 3.04%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.38% and 3.96%, respectively.

We welcome the Fed’s move to curb its Quantitative Easing program as a sign that the U.S. economy’s need for artificial stimulus is waning. While a repeat of the equity performance we experienced during the six month period may be a tall order, we believe stocks in the U.S. and Europe may continue to show gains. In the fixed-income market, persistent weakness has led to attractive valuations in some sectors. The reporting period market swings and intermittent volatility underlined the importance of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	1

J.P. Morgan Mid Cap/Multi-Cap Funds

MARKET OVERVIEW

SIX MONTHS ENDED DECEMBER 31, 2013 (Unaudited)

Overall, the U.S. equity market performed strongly during the six months ended December 31, 2013, as a tepid economic recovery continued to gain strength from healthy corporate earnings, along with improvements in employment, housing and consumer sentiment. Volatility marked the start of the second half of the year amid investor uncertainty about the intent of the U.S. Federal Reserve Board (the “Fed”) to taper off its monthly purchases of $85 billion in U.S. Treasuries and mortgage-backed securities. Partisan brinkmanship in Washington added to the uncertainty, leading to a partial shutdown of the federal government in October. However, a bipartisan budget agreement toward the end of the period dispelled some of the political uncertainty and the Fed followed through by trimming $10 billion from its monthly asset purchases, which sent equities higher. During the six-month period, the U.S. unemployment rate declined from 7.3% in July to 6.7% at year end, with a slight uptick in joblessness in October. Adding to the positive trend were advances in housing prices and auto sales and a rebound in consumer sentiment to a five-month high in December.

2	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	25.24%
Russell 3000 Growth Index	19.60%

Net Assets as of 12/31/2013 (In Thousands)	$2,952,882

INVESTMENT OBJECTIVE**

The JPMorgan Growth Advantage Fund (the “Fund”) seeks to provide long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Class A Shares, without a sales charge) outperformed the Russell 3000 Growth Index (the “Benchmark”) for the six months ended December 31, 2013. The Fund’s stock selection in the technology sector and the health care sector contributed to performance relative to the Benchmark. While the Fund’s underweight position in the consumer discretionary sector and its overweight position in the material & processing sector detracted from relative performance, the impact was not significant.

Individual contributors to relative performance included IBM Corp. and the Fund’s overweight position in Onyx Pharmaceuticals and its underweight position in Microsoft Corp. The Fund had no position in IBM, and the Fund benefited as the stock underperformed on continued deterioration in the company’s hardware business and declining free cash flow generation. Shares of Onyx, a maker of anti-cancer drugs, rose sharply after it agreed to an all-cash takeover offer from Amgen Inc. Shares of Microsoft, a maker of software and computer hardware, came under pressure from declining trends in personal computer growth and problems with the company’s Windows 8 and Surface tablet products.

Individual detractors from relative performance included Lululemon Athletica Inc., Broadcom Corp. and Exact Sciences Corp. Shares of Lululemon, a maker of athletic apparel, fell after the company cut its forecast for its fiscal fourth-quarter results, which indicated lower-than-expected organic retail growth. Shares of Broadcom, a supplier of semiconductors, mainly to the mobile and wireless segment, fell on weak revenue growth. Shares of Exact Sciences, a medical molecular diagnostics company, were weak due to lower-than-expected revenue in its second and third quarters.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies across market capitalizations in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Google, Inc., Class A	4.0%
2.	Apple, Inc.	3.0
3.	MasterCard, Inc., Class A	2.8
4.	Gilead Sciences, Inc.	2.7
5.	Harley-Davidson, Inc.	2.2
6.	Amazon.com, Inc.	2.1
7.	Celgene Corp.	2.1
8.	Facebook, Inc., Class A	1.9
9.	Biogen Idec, Inc.	1.7
10.	Acuity Brands, Inc.	1.6

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	28.9%
Consumer Discretionary	20.0
Industrials	17.8
Health Care	14.9
Financials	8.1
Energy	4.8
Materials	2.7
Short-Term Investment	2.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2013. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	3

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	10/29/99
Without Sales Charge		25.24%	44.36%	22.16%	11.31%
With Sales Charge**		18.68	36.75	20.86	10.72
CLASS B SHARES	10/29/99
Without CDSC		24.97	43.76	21.52	10.77
With CDSC***		19.97	38.76	21.34	10.77
CLASS C SHARES	5/1/06
Without CDSC		24.95	43.72	21.54	10.68
With CDSC****		23.95	42.72	21.54	10.68
CLASS R5 SHARES	1/8/09	25.56	44.97	22.66	11.62
CLASS R6 SHARES	12/23/13	25.56	44.97	22.66	11.62
SELECT CLASS SHARES	5/1/06	25.37	44.74	22.42	11.51

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/03 TO 12/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

As of August 17, 2005, the Fund changed its name, investment objective, certain investment policies and benchmark. Prior to that time, the Fund operated as JPMorgan Mid Cap Growth Fund. Although past performance is not necessarily an indication of how the Fund will perform in the future, in view of these changes, the Fund’s performance record prior to August 17, 2005 might be less pertinent for investors considering whether to purchase shares of the Fund. Returns for the Class C Shares prior to its inception date are based on the performance of Class B Shares, whose expenses are substantially similar to those of Class C Shares. Returns for the Select Class Shares prior to its inception date are based on the performance of Class A Shares. During this period, the actual returns of Select Class Shares would have been different than those shown because Select Class Shares have different expenses than Class A Shares. Returns for Class R5 Shares prior to its inception date are based on the performance of Select Class Shares from May 1, 2006 to January 8, 2009 and Class A Shares prior to May 1, 2006. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class and Class A Shares. Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares from January 9, 2009 to December 23, 2013, Select Class Shares from May 1, 2006 to January 8, 2009 and Class A Shares prior to May 1, 2006. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index from December 31, 2003 to December 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi-Cap Growth Funds Index is

4	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year annual average total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	5

JPMorgan Mid Cap Core Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	18.77%
Russell Midcap Index	16.73%

Net Assets as of 12/31/2013 (In Thousands)	$1,029,301

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Core Fund (the “Fund”) seeks long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) outperformed the Russell Midcap Index (the “Benchmark”) for the six months ended December 31, 2013. The Fund’s stock selection in the financial services and technology sectors contributed to relative performance, while stock selection in the consumer discretionary and energy sectors detracted from performance, though in the latter case the impact was modest.

Individual contributors to relative performance included the Fund’s positions in Alliance Data Systems Corp., Twitter Inc., and FleetCor Technologies Inc. Shares of Alliance Data, a provider of marketing and customer loyalty programs, rose on strong quarterly earnings and the company’s upward revision of its forecast for 2013 results. Shares of Twitter, a provider of social networking and so-called micro-blogging services, retained their strength following the company’s initial public offering in November. Shares of FleetCor, a manager of commercial vehicle fuel cards, gained from overall growth in its core business line, along with rising earnings and revenue.

Individual detractors from relative performance included Urban Outfitters Inc., MSC Industrial Direct Inc and Gap Inc. Shares of Urban Oufitters, a retail clothing chain, slumped on mistakes in fashion trends both at its namesake stores and at its Anthropologie retail unit. Shares of MSC Industrial, a maker of metalworking tools and related products, had a positive return for the period, but could not keep pace with the overall Benchmark. Shares of The Gap, a retail clothing chain, fell as sales among retailers were weak ahead of the important holiday season.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers invested in companies that, in their view, had leading competitive advantages, predictable and durable business models, sustainable free cash flow generation and management teams committed to increasing intrinsic value.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Amphenol Corp., Class A	1.6%
2.	Carlisle Cos., Inc.	1.3
3.	Harley-Davidson, Inc.	1.3
4.	Mohawk Industries, Inc.	1.2
5.	Xilinx, Inc.	1.2
6.	Fortune Brands Home & Security, Inc.	1.1
7.	Humana, Inc.	1.0
8.	Alliance Data Systems Corp.	1.0
9.	KLA-Tencor Corp.	1.0
10.	MSC Industrial Direct Co., Inc., Class A	1.0

PORTFOLIO COMPOSITION BY SECTOR***
Consumer Discretionary	21.9%
Financials	19.4
Industrials	16.3
Information Technology	14.4
Health Care	9.4
Materials	4.9
Energy	4.7
Utilities	4.5
Consumer Staples	2.3
Short-Term Investment	2.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2013. The Fund’s portfolio composition is subject to change.

6	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	11/30/10
Without Sales Charge		18.49%	36.92%	16.19%	17.88%
With Sales Charge**		12.27	29.71	14.12	15.84
CLASS C SHARES	11/30/10
Without CDSC		18.20	36.25	15.63	17.29
With CDSC***		17.20	35.25	15.63	17.29
CLASS R2 SHARES	11/30/10	18.38	36.55	15.90	17.58
CLASS R5 SHARES	11/30/10	18.76	37.47	16.71	18.40
CLASS R6 SHARES	1/31/11	18.82	37.61	16.77	18.46
SELECT CLASS SHARES	11/30/10	18.77	37.39	16.53	18.22

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (11/30/10 TO 12/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The fund commenced operations on November 30, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mid Cap Core Fund, the Russell Midcap Index and the Lipper Mid-Cap Core Funds Index from November 30, 2010 to December 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. The Lipper Mid-Cap Core Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	7

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	18.72%
Russell Midcap Index	16.73%

Net Assets as of 12/31/2013 (In Thousands)	$1,268,665

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Equity Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) outperformed the Russell Midcap Index (the “Benchmark”) for the six months ended December 31, 2013. The Fund’s stock selection in the financial services sector and the technology sector contributed to relative performance. Stock selection in the consumer discretionary sector was the notable detractor, while stock selection in the energy sector detracted from relative performance.

Individual contributors to relative performance included the Fund’s positions in Alliance Data Systems Corp., Twitter Inc., and FleetCor Technologies Inc. Shares of Alliance Data, a provider of marketing and customer loyalty programs, rose on continued strong growth in its private label credit card business. Also driving the stock’s performance was the accelerating growth in the Epsilon marketing business due to secular growth in targeted loyalty-based marketing programs.

We participated in the initial public offering of Twitter, a provider of social networking and so-called micro-blogging services, and the stock continued to perform well on the strength of its potential to monetize the use of mobile devices. Shares of FleetCor, a manager of commercial vehicle fuel cards, gained from overall growth in its core business line as it continued to generate strong organic growth and improved profit margins, while gaining global market share through acquisitions.

Individual detractors from relative performance included Urban Outfitters Inc., MSC Industrial Direct Inc and Gap Inc. Shares of Urban Oufitters, a retail clothing chain, were weak after the company reported a difficult back-to-school season at its core brand. Shares of MSC Industrial, a maker of metalworking tools and related products, fell due to a difficult outlook for profit margins amid rising expenses. Shares of Gap, a retail clothing chain, fell as sales among retailers were weak ahead of the holiday shopping season.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Amphenol Corp., Class A	1.5%
2.	Carlisle Cos., Inc.	1.3
3.	Harley-Davidson, Inc.	1.3
4.	Mohawk Industries, Inc.	1.2
5.	Xilinx, Inc.	1.2
6.	Fortune Brands Home & Security, Inc.	1.1
7.	Humana, Inc.	1.0
8.	Alliance Data Systems Corp.	1.0
9.	KLA-Tencor Corp.	1.0
10.	MSC Industrial Direct Co., Inc., Class A	1.0

PORTFOLIO COMPOSITION BY SECTOR***
Consumer Discretionary	21.3%
Financials	18.7
Industrials	15.9
Information Technology	13.9
Health Care	9.1
Materials	4.8
Energy	4.5
Utilities	4.4
Consumer Staples	2.3
Short-Term Investment	5.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2013. The Fund’s portfolio composition is subject to change.

8	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	11/2/09
Without Sales Charge		18.51%	36.26%	21.07%	10.13%
With Sales Charge**		12.29	29.09	19.77	9.54
CLASS C SHARES	11/2/09
Without CDSC		18.22	35.58	20.57	9.90
With CDSC***		17.22	34.58	20.57	9.90
SELECT CLASS SHARES	1/1/97	18.72	36.74	21.42	10.29

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/03 TO 12/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A and Class C Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns of Class A and Class C Shares would have been lower than those shown because Class A and Class C Shares have higher expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of JPMorgan Mid Cap Equity Fund, the Russell Midcap Index and the Lipper Mid-Cap Core Funds Index from December 31, 2003 to December 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. The Lipper Mid-Cap Core Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	9

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	23.45%
Russell Midcap Growth Index	18.34%

Net Assets as of 12/31/2013 (In Thousands)	$1,908,183

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Growth Fund (the “Fund”) seeks growth of capital and secondarily, current income by investing primarily in equity securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) outperformed the Russell Midcap Growth Index (the “Benchmark”) for the six months ended December 31, 2013. The Fund’s stock selection in the financial services sector and the technology sector contributed to relative performance. The Fund’s stock selection in the consumer discretionary sector and the energy sector detracted from performance, though in the latter case the impact was not significant.

Individual contributors to relative performance included Twitter Inc., Alliance Data Systems Inc. and Onyx Pharmaceuticals Inc. Shares of Twitter, a provider of social networking and micro-blogging services, contributed to performance given our participation in their successful IPO and continued strength in the stock given their strong mobile monetization potential. Shares of Alliance Data, a provider of marketing and customer loyalty programs, rose on continued strong growth in the private label credit card business. Driving the stock’s performance was also the accelerating growth in the Epsilon marketing business due to secular growth in targeted loyalty based marketing programs. Shares of Onyx, a maker of anti-cancer drugs, rose sharply after it agreed to an all-cash takeover offer from Amgen Inc.

Individual detractors to relative performance included Urban Outfitters Inc., Lululemon Athletica Inc. and Plains All American Pipeline LP. Shares of Urban Oufitters, a retail clothing chain, were weak after reporting a difficult back-to-school season at its core Urban Outfitters brand as lack of compelling fashion across retail led to a more promotional environment. Shares of Lululemon, a maker of athletic apparel, fell after the company cut its forecast for its fiscal fourth-quarter results, which indicated much lower organic retail growth than market expectations. Shares of Plains All American, an operator of pipelines and storage for crude, natural gas and refined product, were weak due to the increase in interest rates, which put pressure on high yielding equities and master limited partnerships like Plains All American.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies in an effort to construct a portfolio of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Harley-Davidson, Inc.	2.7%
2.	Alliance Data Systems Corp.	2.0
3.	Flowserve Corp.	1.8
4.	Pall Corp.	1.8
5.	Illumina, Inc.	1.8
6.	Affiliated Managers Group, Inc.	1.8
7.	Michael Kors Holdings Ltd.	1.7
8.	Moody’s Corp.	1.7
9.	Agilent Technologies, Inc.	1.7
10.	Acuity Brands, Inc.	1.6

PORTFOLIO COMPOSITION BY SECTOR***
Consumer Discretionary	23.7%
Industrials	22.3
Information Technology	19.1
Health Care	13.9
Financials	11.9
Energy	4.7
Materials	2.2
Short-Term Investment	2.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2013. The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/18/92
Without Sales Charge		23.28%	41.90%	22.46%	9.57%
With Sales Charge**		16.81	34.48	21.13	8.98
CLASS B SHARES	1/14/94
Without CDSC		22.97	41.21	21.82	9.03
With CDSC***		17.97	36.21	21.63	9.03
CLASS C SHARES	11/4/97
Without CDSC		22.97	41.19	21.81	8.92
With CDSC****		21.97	40.19	21.81	8.92
CLASS R2 SHARES	6/19/09	23.17	41.68	22.25	9.40
CLASS R5 SHARES	11/1/11	23.55	42.53	22.91	9.92
CLASS R6 SHARES	11/1/11	23.57	42.59	22.93	9.93
SELECT CLASS SHARES	3/2/89	23.45	42.34	22.82	9.88

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/03 TO 12/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Class R2, Class R5 and Class R6 Shares prior to their inception dates are based on the performance of Select Class Shares. Prior performance for Class R2 Shares has been adjusted to reflect the differences in expenses between classes. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mid Cap Growth Fund, the Russell Midcap Growth Index and the Lipper Mid-Cap Growth Funds Index from December 31, 2003 to December 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index is an index based on total returns of certain mutual funds as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	11

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2013 (Unaudited)

Reporting Period Return:
Fund (Institutional Class Shares)*	14.52%
Russell Midcap Value Index	14.95%

Net Assets as of 12/31/2013 (In Thousands)	$14,825,753

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Value Fund (the “Fund”) seeks growth from capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Institutional Class Shares) underperformed the Russell Midcap Value Index (the “Benchmark”) for the six months ended December 31, 2013. The Fund’s stock selection in the materials sector and its underweight position in the health care sector detracted from relative performance. The Fund’s stock selection and underweight position in the financials sector and its underweight position in the utilities sector contributed to relative performance.

Shares of real estate investment trusts Rayonier Inc. and HCP Inc. struggled as investor expectations of rising interest rates led to a de-emphasis on yield. Shares of Rayonier declined after the company’s 2014 pricing outlook indicated that price-per-unit declines might be structural. Investors responded by revising downward their long-term growth estimates for revenue and earnings, as well as the long-term outlook for the company’s dividends. Shares of HCP underperformed largely due to expectations of near-term headwinds, including a refinancing in February and the potential exercise of a buy option by one of its main tenants. The potentially more expensive debt from the refinancing and the reinvestment risks from the potential sale of assets are expected to meaningfully reduce income in 2014. The company also experienced a CEO change which introduced some uncertainty on future strategy.

Individual contributors to relative performance included the Fund’s positions in out-of-benchmark companies Ball Corp. and Idex Corp., and Dish Network Corp. Shares of Ball Corp., a metal and plastic packaging manufacturer, gained from better-than-expected volumes, earnings growth and a strong forecast of earnings growth. Shares of Idex, a maker of industrial and engineering equipment, jumped on its forecast of earnings and revenue growth and its announcement of a $300 million share repurchase plan. Shares of Dish Network, a provider of satellite television service, rose on the company’s aggressive moves to make deals and acquire companies that could help it expand beyond its core business.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in their view, sustainable levels of free cash flow. The portfolio continued to have a large overweight position in consumer discretionary stocks. The portfolio’s largest underweight position remained the financial sector due to the portfolio’s underweighting of REITs, based on their valuations. However, the Fund’s portfolio managers have been slowly and selectively adding positions in certain REITs that have niche business models.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Ball Corp.	2.0%
2.	Marsh & McLennan Cos., Inc.	1.9
3.	Loews Corp.	1.8
4.	Ameriprise Financial, Inc.	1.6
5.	Amphenol Corp., Class A	1.6
6.	AutoZone, Inc.	1.6
7.	Kohl’s Corp.	1.6
8.	Fifth Third Bancorp	1.5
9.	Gap, Inc. (The)	1.5
10.	Arrow Electronics, Inc.	1.5

PORTFOLIO COMPOSITION BY SECTOR***
Financials	27.0%
Consumer Discretionary	20.0
Industrials	10.2
Information Technology	9.6
Utilities	9.1
Materials	7.8
Health Care	4.7
Consumer Staples	4.7
Energy	4.6
Short-Term Investment	2.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2013. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	4/30/01
Without Sales Charge		14.22%	31.34%	19.95%	10.01%
With Sales Charge**		8.20	24.43	18.67	9.42
CLASS B SHARES	4/30/01
Without CDSC		13.95	30.71	19.35	9.55
With CDSC***		8.95	25.71	19.16	9.55
CLASS C SHARES	4/30/01
Without CDSC		13.93	30.66	19.35	9.44
With CDSC****		12.93	29.66	19.35	9.44
CLASS R2 SHARES	11/3/08	14.07	30.99	19.64	9.86
INSTITUTIONAL CLASS SHARES	11/13/97	14.52	31.99	20.55	10.56
SELECT CLASS SHARES	10/31/01	14.39	31.66	20.25	10.29

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/03 TO 12/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Mid Cap Value Fund, the Russell Midcap Value Index, the Lipper Mid-Cap Value Funds Index and the Lipper Multi-Cap Core Funds Index from December 31, 2003 to December 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Value Funds Index and the Lipper Multi-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Mid-Cap Value Funds Index and the Lipper Multi-Cap Core Funds Index are indexes based on total returns of certain groups of mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	13

JPMorgan Multi-Cap Market Neutral Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.61%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03%

Net Assets as of 12/31/13 (In Thousands)	$422,119

INVESTMENT OBJECTIVE**

The JPMorgan Multi-Cap Market Neutral Fund (the “Fund”) seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index for the six months ended December 31, 2013.

The Fund’s portfolio managers employed a quantitative bottom-up approach for their stock selection process, focusing on both valuation and fundamentals. The valuation stock selection model seeks to determine how a stock is priced relative to what the Fund’s portfolio managers believe is its intrinsic value by considering valuation factors such as a company’s cash flow and price-to-book values. The fundamental stock selection model attempts to identify how healthy a company’s short-term operating trends are by using metrics such as stock price momentum and earnings momentum.

During the reporting period, the Fund’s stock selection process produced positive returns in the industrials and health care sectors and negative returns in the energy and consumer staples sectors.

Individual contributors to Fund returns included long positions in Pitney Bowes Inc., Yahoo! Inc. and United Therapeutics Corp. Shares of Pitney Bowes, a maker of mail processing equipment, software and services, rose on the company’s good cash flow and expanding profit margins. Shares of Yahoo, an online portal, rose on its acquisition of Tumblr and investors response to Chief Executive Marissa Mayer’s strategic plans. Shares of United Therapeutics, a biotechnology company, climbed after the U.S. Food and Drug Administration approved the company’s oral formulation of its high blood pressure drug.

Individual detractors from Fund returns included short positions in Stratasys Ltd., United Natural Foods Inc. and athenahealth Inc. Shares of Stratasys, a maker of three-dimensional printers and materials, rose on the company’s upward revisions to its forecast for revenue and earnings growth. Shares of

United Natural, a distributor of natural foods and products, gained from growth in quarterly earnings and sales. Shares of athenahealth, a provider of business services to the health care sector, benefited from positive comments from several securities analysts and from a general increase in health care stocks overall.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.

TOP TEN LONG POSITIONS OF THE PORTFOLIO***
1.	Pitney Bowes, Inc.	1.1%
2.	R.R. Donnelley & Sons Co.	1.1
3.	Activision Blizzard, Inc.	1.1
4.	Manpowergroup, Inc.	1.1
5.	Computer Sciences Corp.	1.0
6.	Yahoo!, Inc.	1.0
7.	Omnicare, Inc.	1.0
8.	United Therapeutics Corp.	1.0
9.	Western Digital Corp.	1.0
10.	Medtronic, Inc.	1.0

TOP TEN SHORT POSITIONS OF THE PORTFOLIO****
1.	Hain Celestial Group, Inc. (The)	1.2%
2.	Salesforce.com, Inc.	1.2
3.	Copart, Inc.	1.2
4.	Stratasys Ltd.	1.1
5.	Brown-Forman Corp., Class B	1.1
6.	United Natural Foods, Inc.	1.1
7.	Paychex, Inc.	1.1
8.	Trimble Navigation Ltd.	1.1
9.	McDermott International, Inc.	1.1
10.	Charter Communications, Inc., Class A	1.1

14	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

LONG POSITION PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	20.1%
Industrials	16.6
Consumer Discretionary	15.1
Health Care	11.5
Consumer Staples	7.9
Energy	7.2
Financials	5.5
Materials	5.5
Utilities	2.7
Telecommunication Services	1.4
Short-Term Investment	6.5

SHORT POSITION PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	20.5%
Industrials	18.9
Consumer Discretionary	15.1
Health Care	12.2
Energy	8.9
Consumer Staples	8.9
Financials	7.0
Materials	4.6
Utilities	3.2
Telecommunication Services	0.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total long investments as of December 31, 2013. The Fund’s portfolio composition is subject to change.
****	Percentages indicated are based on total short investments as of December 31, 2013. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	15

JPMorgan Multi-Cap Market Neutral Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	5/23/03
Without Sales Charge		1.43%	4.09%	(0.28)%	1.04%
With Sales Charge**		(3.87)	(1.39)	(1.35)	0.50
CLASS B SHARES	5/23/03
Without CDSC		1.29	3.51	(0.97)	0.44
With CDSC***		(3.71)	(1.49)	(1.39)	0.44
CLASS C SHARES	5/23/03
Without CDSC		1.18	3.51	(0.99)	0.31
With CDSC****		0.18	2.51	(0.99)	0.31
SELECT CLASS SHARES	5/23/03	1.61	4.34	(0.02)	1.29

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/03 TO 12/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Multi-Cap Market Neutral Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Equity Market-Neutral Funds Average from December 31, 2003 to December 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund’s inception. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Equity Market-Neutral Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is

comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. The Lipper Equity Market-Neutral Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because the Class B Shares automatically convert to Class A Shares after eight years, the since inception average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

JPMorgan Value Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	13.72%
Russell 3000 Value Index	14.60%

Net Assets as of 12/31/2013 (In Thousands)	$5,458,712

INVESTMENT OBJECTIVE**

The JPMorgan Value Advantage Fund (the “Fund”) seeks to provide long-term total return from a combination of income and capital gains.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Institutional Class Shares) underperformed the Russell 3000 Value Index (the “Benchmark”) for the six months ended December 31, 2013. The Fund’s stock selection in the materials sector and the materials sector were leading detractors from relative performance, while the Fund’s stock selection in the financials sector and the energy sector were leading contributors to relative performance.

Individual detractors from relative performance included Rayonier Inc., Cisco Systems Inc. and Xcel Energy Inc. Shares of Rayonier, a real estate investment trust that also provides forest products and performance fibers, fell after the company posted significantly lower than expected earnings. Shares of Cisco, a provider of networking products and services, fell on weakness in orders from emerging markets. Shares of Xcel Energy, an electricity and natural gas utility, performed well during the period but the Fund’s lack of a position in the stock hurt performance relative to the Benchmark.

Individual contributors to relative performance included Exxon Mobil Corp., Capital One Financial Corp. and Wells Fargo & Co. Shares of Exxon, an integrated oil and natural gas company, rose on news of its joint venture with Russian oil giant Rosneft, and on expectations of rising demand amid global economic growth. Shares of Capital One, a banking and credit-card lender, gained from better-than-expected earnings. Shares of Wells Fargo, a financial services company, weakened on expectations that rising interest rates would curb demand for the company’s residential mortgage business.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in their view, significant levels of free cash flow. The portfolio’s largest overweight continued to be the consumer discretionary sector, where the

Fund’s portfolio managers found what they believed to be compelling investment opportunities. The portfolio’s largest underweight was the industrials sector. In addition, the portfolio’s 2013 relative performance was hindered by above-average cash holdings. The cash position accrued because the Fund’s portfolio managers believed valuations were stretched and they did not want to invest in overvalued securities.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Exxon Mobil Corp.	4.4%
2.	Wells Fargo & Co.	4.1
3.	Pfizer, Inc.	2.2
4.	Capital One Financial Corp.	2.1
5.	Loews Corp.	1.8
6.	Merck & Co., Inc.	1.7
7.	Bank of America Corp.	1.7
8.	Johnson & Johnson	1.7
9.	Kohl’s Corp.	1.6
10.	AutoZone, Inc.	1.5

PORTFOLIO COMPOSITION BY SECTOR***
Financials	30.4%
Consumer Discretionary	16.4
Energy	9.4
Health Care	9.4
Utilities	6.5
Information Technology	6.1
Industrials	5.8
Consumer Staples	5.6
Materials	3.0
Telecommunication Services	1.0
Short-Term Investment	6.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2013. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	17

JPMorgan Value Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	2/28/05
Without Sales Charge		13.43%	31.59%	20.65%	9.41%
With Sales Charge**		7.45	24.66	19.36	8.75
CLASS C SHARES	2/28/05
Without CDSC		13.18	30.95	20.04	8.87
With CDSC***		12.18	29.95	20.04	8.87
INSTITUTIONAL CLASS SHARES	2/28/05	13.72	32.27	21.26	9.90
SELECT CLASS SHARES	2/28/05	13.57	31.93	20.94	9.69

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/28/05 TO 12/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2005.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index from February 28, 2005 to December 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. The Lipper Multi-Cap Value Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.4%
	Consumer Discretionary — 20.0%
	Automobiles — 2.8%
955	Harley-Davidson, Inc.	66,110
105	Tesla Motors, Inc. (a)	15,715

		81,825

	Hotels, Restaurants & Leisure — 3.9%
762	Apollo Global Management LLC, Class A	24,092
1,089	Hilton Worldwide Holdings, Inc. (a)	24,239
399	Las Vegas Sands Corp.	31,454
461	Starbucks Corp.	36,122

		115,907

	Household Durables — 1.3%
266	Mohawk Industries, Inc. (a)	39,592

	Internet & Catalog Retail — 4.3%
158	Amazon.com, Inc. (a)	62,969
68	Netflix, Inc. (a)	24,888
32	priceline.com, Inc. (a)	37,662

		125,519

	Specialty Retail — 4.7%
270	Advance Auto Parts, Inc.	29,906
812	GameStop Corp., Class A	40,019
526	Home Depot, Inc. (The)	43,278
446	Williams-Sonoma, Inc.	26,004

		139,207

	Textiles, Apparel & Luxury Goods — 3.0%
512	Lululemon Athletica, Inc., (Canada) (a)	30,223
483	Michael Kors Holdings Ltd., (Hong Kong) (a)	39,239
601	Wolverine World Wide, Inc.	20,397

		89,859

	Total Consumer Discretionary	591,909

	Energy — 4.8%
	Energy Equipment & Services — 1.5%
206	Dril-Quip, Inc. (a)	22,635
828	Frank’s International N.V., (Netherlands)	22,361

		44,996

	Oil, Gas & Consumable Fuels — 3.3%
294	Antero Resources Corp. (a)	18,633
736	Cabot Oil & Gas Corp.	28,531
220	Concho Resources, Inc. (a)	23,760
333	Phillips 66	25,684

		96,608

	Total Energy	141,604

SHARES	SECURITY DESCRIPTION	VALUE($)

	Financials — 8.1%
	Capital Markets — 2.1%
199	Affiliated Managers Group, Inc. (a)	43,159
419	Lazard Ltd., (Bermuda), Class A	18,971

		62,130

	Commercial Banks — 1.8%
766	East West Bancorp, Inc.	26,791
266	Signature Bank (a)	28,563

		55,354

	Diversified Financial Services — 1.3%
480	Moody’s Corp.	37,681

	Insurance — 1.7%
266	ACE Ltd., (Switzerland)	27,487
681	Amtrust Financial Services, Inc.	22,260

		49,747

	Real Estate Management & Development — 1.2%
1,349	CBRE Group, Inc., Class A (a)	35,484

	Total Financials	240,396

	Health Care — 14.9%
	Biotechnology — 7.8%
209	Aegerion Pharmaceuticals, Inc. (a)	14,809
177	Biogen Idec, Inc. (a)	49,376
365	Celgene Corp. (a)	61,586
1,059	Gilead Sciences, Inc. (a)	79,614
95	Regeneron Pharmaceuticals, Inc. (a)	26,120

		231,505

	Health Care Equipment & Supplies — 0.6%
1,081	Novadaq Technologies, Inc., (Canada) (a)	17,817

	Health Care Providers & Services — 2.7%
452	Acadia Healthcare Co., Inc. (a)	21,384
544	Premier, Inc., Class A (a)	20,005
487	UnitedHealth Group, Inc.	36,663

		78,052

	Life Sciences Tools & Services — 2.5%
681	Agilent Technologies, Inc.	38,935
310	Illumina, Inc. (a)	34,281

		73,216

	Pharmaceuticals — 1.3%
328	Valeant Pharmaceuticals International, Inc. (a)	38,542

	Total Health Care	439,132

	Industrials — 17.8%
	Aerospace & Defense — 1.3%
143	Precision Castparts Corp.	38,537

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	19

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Airlines — 0.9%
985	Delta Air Lines, Inc.	27,050

	Building Products — 1.2%
780	Fortune Brands Home & Security, Inc.	35,660

	Electrical Equipment — 1.6%
432	Acuity Brands, Inc.	47,193

	Industrial Conglomerates — 1.4%
503	Carlisle Cos., Inc.	39,946

	Machinery — 3.1%
596	Flowserve Corp.	46,990
522	Pall Corp.	44,536

		91,526

	Marine — 1.0%
307	Kirby Corp. (a)	30,430

	Professional Services — 1.3%
302	Towers Watson & Co., Class A	38,525

	Road & Rail — 3.1%
201	Canadian Pacific Railway Ltd., (Canada)	30,370
1,153	Hertz Global Holdings, Inc. (a)	32,999
541	Old Dominion Freight Line, Inc. (a)	28,660

		92,029

	Trading Companies & Distributors — 2.9%
781	Air Lease Corp.	24,264
1,119	HD Supply Holdings, Inc. (a)	26,855
592	Rush Enterprises, Inc., Class A (a)	17,541
179	Watsco, Inc.	17,176

		85,836

	Total Industrials	526,732

	Information Technology — 29.0%
	Communications Equipment — 2.0%
959	Ciena Corp. (a)	22,958
350	Palo Alto Networks, Inc. (a)	20,126
1,222	Ruckus Wireless, Inc. (a)	17,359

		60,443

	Computers & Peripherals — 3.0%
156	Apple, Inc.	87,617

	Electronic Equipment, Instruments & Components — 1.0%
335	Amphenol Corp., Class A	29,831

	Internet Software & Services — 8.7%
491	Dealertrack Technologies, Inc. (a)	23,617
1,028	Facebook, Inc., Class A (a)	56,212
106	Google, Inc., Class A (a)	119,244
99	LinkedIn Corp., Class A (a)	21,444
565	Trulia, Inc. (a)	19,942

SHARES	SECURITY DESCRIPTION	VALUE($)

	Internet Software & Services — Continued
239	Twitter, Inc. (a)	15,231

		255,690

	IT Services — 6.6%
155	Alliance Data Systems Corp. (a)	40,859
385	Cognizant Technology Solutions Corp., Class A (a)	38,898
257	FleetCor Technologies, Inc. (a)	30,089
100	MasterCard, Inc., Class A	83,797

		193,643

	Semiconductors & Semiconductor Equipment — 2.9%
1,668	Applied Materials, Inc.	29,500
620	Avago Technologies Ltd., (Singapore)	32,776
428	Lam Research Corp. (a)	23,299

		85,575

	Software — 4.8%
521	Adobe Systems, Inc. (a)	31,198
63	CommVault Systems, Inc. (a)	4,745
469	Infoblox, Inc. (a)	15,473
781	Microsoft Corp.	29,233
329	ServiceNow, Inc. (a)	18,433
228	Splunk, Inc. (a)	15,664
336	Workday, Inc., Class A (a)	27,958

		142,704

	Total Information Technology	855,503

	Materials — 2.8%
	Chemicals — 2.8%
210	Ecolab, Inc.	21,939
188	PPG Industries, Inc.	35,656
129	Sherwin-Williams Co. (The)	23,653

	Total Materials	81,248

	Total Common Stocks (Cost $1,991,366)	2,876,524

Short-Term Investment — 2.8%
	Investment Company — 2.8%
81,356	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $81,356)	81,356

	Total Investments — 100.2% (Cost $2,072,722)	2,957,880
	Liabilities in Excess of Other Assets — (0.2)%	(4,998)

	NET ASSETS — 100.0%	$2,952,882

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.8%
	Consumer Discretionary — 21.9%
	Auto Components — 0.5%
94	BorgWarner, Inc.	5,233

	Automobiles — 1.7%
198	Harley-Davidson, Inc.	13,726
28	Tesla Motors, Inc. (a)	4,226

		17,952

	Distributors — 0.2%
30	Genuine Parts Co.	2,507

	Hotels, Restaurants & Leisure — 3.1%
5	Chipotle Mexican Grill, Inc. (a)	2,877
17	Darden Restaurants, Inc.	917
17	Extended Stay America, Inc. (a)	449
186	Hilton Worldwide Holdings, Inc. (a)	4,141
101	Marriott International, Inc., Class A	4,981
140	Norwegian Cruise Line Holdings Ltd. (a)	4,969
22	Panera Bread Co., Class A (a)	3,799
29	Wynn Resorts Ltd.	5,535
50	Yum! Brands, Inc.	3,795

		31,463

	Household Durables — 1.7%
75	Jarden Corp. (a)	4,608
86	Mohawk Industries, Inc. (a)	12,776

		17,384

	Internet & Catalog Retail — 1.5%
103	Expedia, Inc.	7,174
18	Netflix, Inc. (a)	6,664
14	TripAdvisor, Inc. (a)	1,168

		15,006

	Media — 2.1%
63	CBS Corp. (Non-Voting), Class B	3,993
108	Clear Channel Outdoor Holdings, Inc. Class A	1,100
67	Discovery Communications, Inc., Class A (a)	6,094
125	DISH Network Corp., Class A (a)	7,267
120	Gannett Co., Inc.	3,555

		22,009

	Multiline Retail — 1.3%
75	Family Dollar Stores, Inc.	4,884
141	Kohl’s Corp.	7,974

		12,858

	Specialty Retail — 7.3%
48	Advance Auto Parts, Inc.	5,301
17	AutoZone, Inc. (a)	7,985

SHARES	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — Continued
52	Bed Bath & Beyond, Inc. (a)	4,138
142	GameStop Corp., Class A	7,005
193	Gap, Inc. (The)	7,527
48	O’Reilly Automotive, Inc. (a)	6,204
76	PetSmart, Inc.	5,530
85	Ross Stores, Inc.	6,399
82	Signet Jewelers Ltd. (Bermuda)	6,430
35	Tiffany & Co.	3,231
73	TJX Cos., Inc.	4,641
103	Urban Outfitters, Inc. (a)	3,821
127	Williams-Sonoma, Inc.	7,423

		75,635

	Textiles, Apparel & Luxury Goods — 2.5%
89	Lululemon Athletica, Inc., (Canada) (a)	5,277
111	Michael Kors Holdings Ltd., (Hong Kong) (a)	8,972
39	PVH Corp.	5,291
41	Under Armour, Inc., Class A (a)	3,579
37	V.F. Corp.	2,308

		25,427

	Total Consumer Discretionary	225,474

	Consumer Staples — 2.3%
	Beverages — 1.1%
69	Beam, Inc.	4,695
20	Brown-Forman Corp., Class B	1,525
106	Dr. Pepper Snapple Group, Inc.	5,184

		11,404

	Food & Staples Retailing — 0.5%
122	Kroger Co. (The)	4,809

	Food Products — 0.3%
39	Hershey Co. (The)	3,770

	Household Products — 0.4%
36	Energizer Holdings, Inc.	3,880

	Total Consumer Staples	23,863

	Energy — 4.7%
	Energy Equipment & Services — 0.4%
149	Frank’s International N.V., (Netherlands)	4,018

	Oil, Gas & Consumable Fuels — 4.3%
52	Antero Resources Corp. (a)	3,311
166	Cabot Oil & Gas Corp.	6,434
54	Concho Resources, Inc. (a)	5,854
77	Energen Corp.	5,453
49	EQT Corp.	4,414

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	21

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
110	PBF Energy, Inc., Class A	3,462
95	Plains All American Pipeline LP	4,913
131	QEP Resources, Inc.	4,003
58	Southwestern Energy Co. (a)	2,269
101	Williams Cos., Inc. (The)	3,893

		44,006

	Total Energy	48,024

	Financials — 19.4%
	Capital Markets — 4.9%
42	Affiliated Managers Group, Inc. (a)	9,065
69	Ameriprise Financial, Inc.	7,881
181	Blackstone Group LP (The)	5,705
141	Invesco Ltd.	5,131
100	Lazard Ltd., (Bermuda), Class A	4,545
47	Legg Mason, Inc.	2,036
81	Northern Trust Corp.	5,002
70	T. Rowe Price Group, Inc.	5,829
168	TD Ameritrade Holding Corp.	5,157

		50,351

	Commercial Banks — 4.2%
44	City National Corp.	3,478
17	Cullen/Frost Bankers, Inc.	1,247
164	East West Bancorp, Inc.	5,749
363	Fifth Third Bancorp	7,630
59	First Republic Bank	3,071
245	Huntington Bancshares, Inc.	2,366
54	M&T Bank Corp.	6,231
50	Signature Bank (a)	5,317
158	SunTrust Banks, Inc.	5,818
90	Zions Bancorporation	2,683

		43,590

	Diversified Financial Services — 0.9%
114	Moody’s Corp.	8,938

	Insurance — 5.6%
9	Alleghany Corp. (a)	3,530
78	Aon plc, (United Kingdom)	6,560
81	Axis Capital Holdings Ltd., (Bermuda)	3,848
37	Chubb Corp. (The)	3,620
126	Hartford Financial Services Group, Inc.	4,565
186	Loews Corp.	8,960
196	Marsh & McLennan Cos., Inc.	9,475
202	Old Republic International Corp.	3,493
134	Unum Group	4,711

SHARES	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
94	W.R. Berkley Corp.	4,061
138	XL Group plc, (Ireland)	4,407

		57,230

	Real Estate Investment Trusts (REITs) — 2.7%
75	American Campus Communities, Inc.	2,408
153	American Homes 4 Rent, Class A	2,476
25	AvalonBay Communities, Inc.	2,956
62	Brixmor Property Group, Inc. (a)	1,260
95	HCP, Inc.	3,468
236	Kimco Realty Corp.	4,670
60	Rayonier, Inc.	2,534
63	Regency Centers Corp.	2,937
58	Vornado Realty Trust	5,190

		27,899

	Real Estate Management & Development — 1.0%
182	Brookfield Office Properties, Inc.	3,500
271	CBRE Group, Inc., Class A (a)	7,114

		10,614

	Thrifts & Mortgage Finance — 0.1%
134	Hudson City Bancorp, Inc.	1,268

	Total Financials	199,890

	Health Care — 9.4%
	Biotechnology — 1.1%
47	Alexion Pharmaceuticals, Inc. (a)	6,307
68	Vertex Pharmaceuticals, Inc. (a)	5,045

		11,352

	Health Care Equipment & Supplies — 0.9%
102	CareFusion Corp. (a)	4,045
76	Sirona Dental Systems, Inc. (a)	5,356

		9,401

	Health Care Providers & Services — 3.8%
74	AmerisourceBergen Corp.	5,236
169	Brookdale Senior Living, Inc. (a)	4,591
80	Cigna Corp.	6,965
130	Envision Healthcare Holdings, Inc. (a)	4,607
28	Henry Schein, Inc. (a)	3,237
102	Humana, Inc.	10,560
103	Premier, Inc., Class A (a)	3,779

		38,975

	Life Sciences Tools & Services — 2.1%
151	Agilent Technologies, Inc.	8,614
172	Bruker Corp. (a)	3,399

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Life Sciences Tools & Services — Continued
83	Illumina, Inc. (a)	9,137

		21,150

	Pharmaceuticals — 1.5%
44	Actavis plc (a)	7,375
21	Jazz Pharmaceuticals plc, (Ireland) (a)	2,645
46	Valeant Pharmaceuticals International, Inc. (a)	5,365

		15,385

	Total Health Care	96,263

	Industrials — 16.3%
	Aerospace & Defense — 0.2%
60	DigitalGlobe, Inc. (a)	2,448

	Airlines — 0.7%
259	Delta Air Lines, Inc.	7,117

	Building Products — 1.1%
245	Fortune Brands Home & Security, Inc.	11,206

	Commercial Services & Supplies — 0.6%
54	Stericycle, Inc. (a)	6,273

	Construction & Engineering — 0.5%
64	Fluor Corp.	5,171

	Electrical Equipment — 2.9%
75	Acuity Brands, Inc.	8,221
103	AMETEK, Inc.	5,420
107	Generac Holdings, Inc.	6,055
38	Hubbell, Inc., Class B	4,095
80	Regal-Beloit Corp.	5,861

		29,652

	Industrial Conglomerates — 1.3%
173	Carlisle Cos., Inc.	13,770

	Machinery — 3.7%
121	Flowserve Corp.	9,523
88	IDEX Corp.	6,501
108	Pall Corp.	9,218
103	Rexnord Corp. (a)	2,779
52	Snap-on, Inc.	5,670
46	WABCO Holdings, Inc. (a)	4,259

		37,950

	Marine — 0.6%
65	Kirby Corp. (a)	6,461

	Professional Services — 1.0%
88	Equifax, Inc.	6,079
33	Towers Watson & Co., Class A	4,147

		10,226

SHARES	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — 1.7%
36	Canadian Pacific Railway Ltd., (Canada)	5,402
267	Hertz Global Holdings, Inc. (a)	7,647
55	J.B. Hunt Transport Services, Inc.	4,283

		17,332

	Trading Companies & Distributors — 2.0%
160	Air Lease Corp.	4,979
197	HD Supply Holdings, Inc. (a)	4,723
128	MSC Industrial Direct Co., Inc., Class A	10,387

		20,089

	Total Industrials	167,695

	Information Technology — 14.4%
	Communications Equipment — 1.2%
134	Aruba Networks, Inc. (a)	2,400
171	Ciena Corp. (a)	4,083
123	CommScope Holding Co., Inc. (a)	2,333
72	Palo Alto Networks, Inc. (a)	4,155

		12,971

	Computers & Peripherals — 0.3%
32	3D Systems Corp. (a)	2,927

	Electronic Equipment, Instruments & Components — 2.3%
184	Amphenol Corp., Class A	16,385
138	Arrow Electronics, Inc. (a)	7,490

		23,875

	Internet Software & Services — 0.5%
22	LinkedIn Corp., Class A (a)	4,792

	IT Services — 2.8%
40	Alliance Data Systems Corp. (a)	10,517
128	CoreLogic, Inc. (a)	4,534
53	FleetCor Technologies, Inc. (a)	6,257
120	Jack Henry & Associates, Inc.	7,123

		28,431

	Semiconductors & Semiconductor Equipment — 4.4%
142	Analog Devices, Inc.	7,253
445	Applied Materials, Inc.	7,877
140	Avago Technologies Ltd., (Singapore)	7,426
161	KLA-Tencor Corp.	10,410
273	Xilinx, Inc.	12,554

		45,520

	Software — 2.9%
11	CommVault Systems, Inc. (a)	854
54	Guidewire Software, Inc. (a)	2,655
88	Red Hat, Inc. (a)	4,948

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	23

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — Continued
68	ServiceNow, Inc. (a)	3,825
51	Splunk, Inc. (a)	3,482
138	Synopsys, Inc. (a)	5,612
38	Tableau Software, Inc., Class A (a)	2,626
66	Workday, Inc., Class A (a)	5,455

		29,457

	Total Information Technology	147,973

	Materials — 4.9%
	Chemicals — 3.0%
58	Airgas, Inc.	6,468
95	Albemarle Corp.	6,043
27	PPG Industries, Inc.	5,197
46	Sherwin-Williams Co. (The)	8,445
57	Sigma-Aldrich Corp.	5,327

		31,480

	Containers & Packaging — 1.9%
196	Ball Corp.	10,141
44	Rock Tenn Co., Class A	4,588
97	Silgan Holdings, Inc.	4,681

		19,410

	Total Materials	50,890

	Utilities — 4.5%
	Electric Utilities — 1.4%
93	Edison International	4,323
158	Westar Energy, Inc.	5,074
169	Xcel Energy, Inc.	4,727

		14,124

SHARES	SECURITY DESCRIPTION	VALUE($)

	Gas Utilities — 0.7%
45	National Fuel Gas Co.	3,195
201	Questar Corp.	4,620

		7,815

	Multi-Utilities — 2.4%
200	CenterPoint Energy, Inc.	4,635
185	CMS Energy Corp.	4,964
148	NiSource, Inc.	4,878
71	Sempra Energy	6,406
97	Wisconsin Energy Corp.	3,996

		24,879

	Total Utilities	46,818

	Total Common Stocks (Cost $819,886)	1,006,890

Short-Term Investment — 2.2%
	Investment Company — 2.2%
22,556	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $22,556)	22,556

	Total Investments — 100.0% (Cost $842,442)	1,029,446
	Liabilities in Excess of Other Assets — 0.0% (g)	(145)

	NET ASSETS — 100.0%	$1,029,301

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.5%
	Consumer Discretionary — 21.9%
	Auto Components — 0.5%
116	BorgWarner, Inc.	6,458

	Automobiles — 1.8%
244	Harley-Davidson, Inc.	16,916
35	Tesla Motors, Inc. (a)	5,218

		22,134

	Distributors — 0.2%
37	Genuine Parts Co.	3,085

	Hotels, Restaurants & Leisure — 3.1%
7	Chipotle Mexican Grill, Inc. (a)	3,516
21	Darden Restaurants, Inc.	1,131
21	Extended Stay America, Inc. (a)	546
230	Hilton Worldwide Holdings, Inc. (a)	5,109
124	Marriott International, Inc., Class A	6,116
172	Norwegian Cruise Line Holdings Ltd. (a)	6,108
27	Panera Bread Co., Class A (a)	4,700
35	Wynn Resorts Ltd.	6,817
62	Yum! Brands, Inc.	4,666

		38,709

	Household Durables — 1.7%
92	Jarden Corp. (a)	5,663
106	Mohawk Industries, Inc. (a)	15,722

		21,385

	Internet & Catalog Retail — 1.5%
126	Expedia, Inc.	8,804
22	Netflix, Inc. (a)	8,210
17	TripAdvisor, Inc. (a)	1,444

		18,458

	Media — 2.1%
77	CBS Corp. (Non-Voting), Class B	4,902
134	Clear Channel Outdoor Holdings, Inc., Class A	1,363
83	Discovery Communications, Inc., Class A (a)	7,514
154	DISH Network Corp., Class A (a)	8,913
142	Gannett Co., Inc.	4,194

		26,886

	Multiline Retail — 1.2%
92	Family Dollar Stores, Inc.	5,995
172	Kohl’s Corp.	9,778

		15,773

	Specialty Retail — 7.3%
59	Advance Auto Parts, Inc.	6,541

SHARES	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — Continued
20	AutoZone, Inc. (a)	9,793
63	Bed Bath & Beyond, Inc. (a)	5,073
175	GameStop Corp., Class A	8,635
236	Gap, Inc. (The)	9,233
60	O’Reilly Automotive, Inc. (a)	7,658
93	PetSmart, Inc.	6,788
105	Ross Stores, Inc.	7,890
101	Signet Jewelers Ltd., (Bermuda)	7,925
43	Tiffany & Co.	3,969
89	TJX Cos., Inc.	5,696
127	Urban Outfitters, Inc. (a)	4,716
157	Williams-Sonoma, Inc.	9,146

		93,063

	Textiles, Apparel & Luxury Goods — 2.5%
110	Lululemon Athletica, Inc., (Canada) (a)	6,508
136	Michael Kors Holdings Ltd., (Hong Kong) (a)	11,058
48	PVH Corp.	6,498
51	Under Armour, Inc., Class A (a)	4,417
45	V.F. Corp.	2,834

		31,315

	Total Consumer Discretionary	277,266

	Consumer Staples — 2.3%
	Beverages — 1.1%
85	Beam, Inc.	5,762
25	Brown-Forman Corp., Class B	1,880
131	Dr. Pepper Snapple Group, Inc.	6,367

		14,009

	Food & Staples Retailing — 0.5%
149	Kroger Co. (The)	5,903

	Food Products — 0.3%
48	Hershey Co. (The)	4,634

	Household Products — 0.4%
44	Energizer Holdings, Inc.	4,772

	Total Consumer Staples	29,318

	Energy — 4.7%
	Energy Equipment & Services — 0.4%
184	Frank’s International N.V., (Netherlands)	4,960

	Oil, Gas & Consumable Fuels — 4.3%
65	Antero Resources Corp. (a)	4,092
205	Cabot Oil & Gas Corp.	7,934
67	Concho Resources, Inc. (a)	7,214
95	Energen Corp.	6,691

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	25

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
60	EQT Corp.	5,422
132	PBF Energy, Inc., Class A	4,149
117	Plains All American Pipeline LP	6,062
160	QEP Resources, Inc.	4,917
73	Southwestern Energy Co. (a)	2,877
124	Williams Cos., Inc. (The)	4,771

		54,129

	Total Energy	59,089

	Financials — 19.3%
	Capital Markets — 4.8%
52	Affiliated Managers Group, Inc. (a)	11,169
77	Ameriprise Financial, Inc.	8,802
223	Blackstone Group LP (The)	7,037
173	Invesco Ltd.	6,298
124	Lazard Ltd., (Bermuda), Class A	5,606
57	Legg Mason, Inc.	2,490
99	Northern Trust Corp.	6,141
85	T. Rowe Price Group, Inc.	7,158
207	TD Ameritrade Holding Corp.	6,349

		61,050

	Commercial Banks — 4.2%
54	City National Corp.	4,272
21	Cullen/Frost Bankers, Inc.	1,545
192	East West Bancorp, Inc.	6,721
445	Fifth Third Bancorp	9,359
72	First Republic Bank	3,777
302	Huntington Bancshares, Inc.	2,913
65	M&T Bank Corp.	7,573
61	Signature Bank (a)	6,553
194	SunTrust Banks, Inc.	7,139
104	Zions Bancorporation	3,113

		52,965

	Diversified Financial Services — 0.9%
140	Moody’s Corp.	11,009

	Insurance — 5.6%
11	Alleghany Corp. (a)	4,288
96	Aon plc, (United Kingdom)	8,087
100	Axis Capital Holdings Ltd., (Bermuda)	4,747
46	Chubb Corp. (The)	4,446
155	Hartford Financial Services Group, Inc.	5,605
228	Loews Corp.	10,989
240	Marsh & McLennan Cos., Inc.	11,621
249	Old Republic International Corp.	4,293

SHARES	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
165	Unum Group	5,783
115	W.R. Berkley Corp.	4,991
170	XL Group plc, (Ireland)	5,412

		70,262

	Real Estate Investment Trusts (REITs) — 2.7%
92	American Campus Communities, Inc.	2,964
188	American Homes 4 Rent, Class A	3,046
31	AvalonBay Communities, Inc.	3,656
77	Brixmor Property Group, Inc. (a)	1,559
117	HCP, Inc.	4,264
290	Kimco Realty Corp.	5,732
74	Rayonier, Inc.	3,107
78	Regency Centers Corp.	3,611
72	Vornado Realty Trust	6,369

		34,308

	Real Estate Management & Development — 1.0%
223	Brookfield Office Properties, Inc.	4,301
334	CBRE Group, Inc., Class A (a)	8,771

		13,072

	Thrifts & Mortgage Finance — 0.1%
166	Hudson City Bancorp, Inc.	1,568

	Total Financials	244,234

	Health Care — 9.3%
	Biotechnology — 1.1%
59	Alexion Pharmaceuticals, Inc. (a)	7,784
84	Vertex Pharmaceuticals, Inc. (a)	6,219

		14,003

	Health Care Equipment & Supplies — 0.9%
125	CareFusion Corp. (a)	4,966
94	Sirona Dental Systems, Inc. (a)	6,606

		11,572

	Health Care Providers & Services — 3.8%
91	AmerisourceBergen Corp.	6,427
208	Brookdale Senior Living, Inc. (a)	5,664
98	Cigna Corp.	8,542
160	Envision Healthcare Holdings, Inc. (a)	5,687
35	Henry Schein, Inc. (a)	3,981
126	Humana, Inc.	12,998
127	Premier, Inc., Class A (a)	4,665

		47,964

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Life Sciences Tools & Services — 2.0%
186	Agilent Technologies, Inc.	10,614
212	Bruker Corp. (a)	4,195
102	Illumina, Inc. (a)	11,259

		26,068

	Pharmaceuticals — 1.5%
54	Actavis plc (a)	9,089
26	Jazz Pharmaceuticals plc, (Ireland) (a)	3,278
56	Valeant Pharmaceuticals International, Inc. (a)	6,621

		18,988

	Total Health Care	118,595

	Industrials — 16.3%
	Aerospace & Defense — 0.2%
74	DigitalGlobe, Inc. (a)	3,029

	Airlines — 0.7%
319	Delta Air Lines, Inc.	8,774

	Building Products — 1.1%
306	Fortune Brands Home & Security, Inc.	13,986

	Commercial Services & Supplies — 0.6%
67	Stericycle, Inc. (a)	7,744

	Construction & Engineering — 0.5%
80	Fluor Corp.	6,383

	Electrical Equipment — 2.9%
93	Acuity Brands, Inc.	10,134
126	AMETEK, Inc.	6,654
132	Generac Holdings, Inc.	7,471
46	Hubbell, Inc., Class B	5,035
98	Regal-Beloit Corp.	7,196

		36,490

	Industrial Conglomerates — 1.3%
213	Carlisle Cos., Inc.	16,931

	Machinery — 3.7%
149	Flowserve Corp.	11,730
108	IDEX Corp.	7,978
133	Pall Corp.	11,361
127	Rexnord Corp. (a)	3,418
64	Snap-on, Inc.	6,961
56	WABCO Holdings, Inc. (a)	5,259

		46,707

	Marine — 0.6%
80	Kirby Corp. (a)	7,970

SHARES	SECURITY DESCRIPTION	VALUE($)

	Professional Services — 1.0%
108	Equifax, Inc.	7,456
40	Towers Watson & Co., Class A	5,104

		12,560

	Road & Rail — 1.7%
44	Canadian Pacific Railway Ltd., (Canada)	6,658
329	Hertz Global Holdings, Inc. (a)	9,428
68	J.B. Hunt Transport Services, Inc.	5,287

		21,373

	Trading Companies & Distributors — 2.0%
198	Air Lease Corp.	6,142
243	HD Supply Holdings, Inc. (a)	5,827
158	MSC Industrial Direct Co., Inc., Class A	12,779

		24,748

	Total Industrials	206,695

	Information Technology — 14.3%
	Communications Equipment — 1.2%
166	Aruba Networks, Inc. (a)	2,968
211	Ciena Corp. (a)	5,037
152	CommScope Holding Co., Inc. (a)	2,872
89	Palo Alto Networks, Inc. (a)	5,132

		16,009

	Computers & Peripherals — 0.3%
39	3D Systems Corp. (a)	3,624

	Electronic Equipment, Instruments & Components — 2.3%
226	Amphenol Corp., Class A	20,151
168	Arrow Electronics, Inc. (a)	9,103

		29,254

	Internet Software & Services — 0.5%
27	LinkedIn Corp., Class A (a)	5,898

	IT Services — 2.7%
49	Alliance Data Systems Corp. (a)	12,963
157	CoreLogic, Inc. (a)	5,592
66	FleetCor Technologies, Inc. (a)	7,710
148	Jack Henry & Associates, Inc.	8,740

		35,005

	Semiconductors & Semiconductor Equipment — 4.4%
175	Analog Devices, Inc.	8,896
547	Applied Materials, Inc.	9,678
168	Avago Technologies Ltd., (Singapore)	8,870
198	KLA-Tencor Corp.	12,786
336	Xilinx, Inc.	15,442

		55,672

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	27

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — 2.9%
15	CommVault Systems, Inc. (a)	1,123
67	Guidewire Software, Inc. (a)	3,278
109	Red Hat, Inc. (a)	6,103
84	ServiceNow, Inc. (a)	4,716
63	Splunk, Inc. (a)	4,292
170	Synopsys, Inc. (a)	6,887
47	Tableau Software, Inc., Class A (a)	3,247
81	Workday, Inc., Class A (a)	6,736

		36,382

	Total Information Technology	181,844

	Materials — 4.9%
	Chemicals — 3.0%
71	Airgas, Inc.	7,937
117	Albemarle Corp.	7,416
34	PPG Industries, Inc.	6,411
57	Sherwin-Williams Co. (The)	10,371
70	Sigma-Aldrich Corp.	6,536

		38,671

	Containers & Packaging — 1.9%
241	Ball Corp.	12,438
54	Rock Tenn Co., Class A	5,637
120	Silgan Holdings, Inc.	5,746

		23,821

	Total Materials	62,492

	Utilities — 4.5%
	Electric Utilities — 1.4%
115	Edison International	5,307
194	Westar Energy, Inc.	6,228

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
208	Xcel Energy, Inc.	5,804

		17,339

	Gas Utilities — 0.7%
55	National Fuel Gas Co.	3,906
245	Questar Corp.	5,640

		9,546

	Multi-Utilities — 2.4%
246	CenterPoint Energy, Inc.	5,691
228	CMS Energy Corp.	6,094
183	NiSource, Inc.	6,020
88	Sempra Energy	7,859
119	Wisconsin Energy Corp.	4,909

		30,573

	Total Utilities	57,458

	Total Common Stocks (Cost $844,303)	1,236,991

Short-Term Investment — 5.3%
	Investment Company — 5.3%
66,929	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $66,929)	66,929

	Total Investments — 102.8% (Cost $911,232)	1,303,920
	Liabilities in Excess of Other Assets — (2.8)%	(35,255)

	NET ASSETS — 100.0%	$1,268,665

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.2%
	Consumer Discretionary — 23.7%
	Auto Components — 1.0%
346	BorgWarner, Inc.	19,367

	Automobiles — 3.5%
733	Harley-Davidson, Inc.	50,759
104	Tesla Motors, Inc. (a)	15,640

		66,399

	Hotels, Restaurants & Leisure — 4.1%
20	Chipotle Mexican Grill, Inc. (a)	10,549
689	Hilton Worldwide Holdings, Inc. (a)	15,321
517	Norwegian Cruise Line Holdings Ltd. (a)	18,324
80	Panera Bread Co., Class A (a)	14,100
105	Wynn Resorts Ltd.	20,450

		78,744

	Household Durables — 1.4%
179	Mohawk Industries, Inc. (a)	26,653

	Internet & Catalog Retail — 1.3%
67	Netflix, Inc. (a)	24,631

	Media — 1.2%
249	Discovery Communications, Inc., Class A (a)	22,542

	Specialty Retail — 7.8%
177	Advance Auto Parts, Inc.	19,634
526	GameStop Corp., Class A	25,916
178	O’Reilly Automotive, Inc. (a)	22,962
316	Ross Stores, Inc.	23,678
302	Signet Jewelers Ltd., (Bermuda)	23,775
381	Urban Outfitters, Inc. (a)	14,150
319	Williams-Sonoma, Inc.	18,603

		148,718

	Textiles, Apparel & Luxury Goods — 3.4%
331	Lululemon Athletica, Inc., (Canada) (a)	19,515
409	Michael Kors Holdings Ltd., (Hong Kong) (a)	33,191
152	Under Armour, Inc., Class A (a)	13,243

		65,949

	Total Consumer Discretionary	453,003

	Energy — 4.8%
	Energy Equipment & Services — 0.8%
551	Frank’s International N.V., (Netherlands)	14,874

	Oil, Gas & Consumable Fuels — 4.0%
193	Antero Resources Corp. (a)	12,269
614	Cabot Oil & Gas Corp.	23,807
200	Concho Resources, Inc. (a)	21,643

SHARES	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
351	Plains All American Pipeline LP	18,182

		75,901

	Total Energy	90,775

	Financials — 12.0%
	Capital Markets — 4.8%
155	Affiliated Managers Group, Inc. (a)	33,508
670	Blackstone Group LP (The)	21,108
371	Lazard Ltd., (Bermuda), Class A	16,823
622	TD Ameritrade Holding Corp.	19,046

		90,485

	Commercial Banks — 2.1%
584	East West Bancorp, Inc.	20,412
183	Signature Bank (a)	19,668

		40,080

	Diversified Financial Services — 1.7%
421	Moody’s Corp.	33,044

	Insurance — 2.0%
289	Aon plc, (United Kingdom)	24,253
299	Axis Capital Holdings Ltd., (Bermuda)	14,242

		38,495

	Real Estate Management & Development — 1.4%
1,001	CBRE Group, Inc., Class A (a)	26,316

	Total Financials	228,420

	Health Care — 14.0%
	Biotechnology — 2.2%
175	Alexion Pharmaceuticals, Inc. (a)	23,339
251	Vertex Pharmaceuticals, Inc. (a)	18,664

		42,003

	Health Care Equipment & Supplies — 1.0%
282	Sirona Dental Systems, Inc. (a)	19,817

	Health Care Providers & Services — 3.7%
625	Brookdale Senior Living, Inc. (a)	16,987
480	Envision Healthcare Holdings, Inc. (a)	17,057
210	Humana, Inc.	21,678
381	Premier, Inc., Class A (a)	13,991

		69,713

	Life Sciences Tools & Services — 4.1%
557	Agilent Technologies, Inc.	31,852
637	Bruker Corp. (a)	12,584
305	Illumina, Inc. (a)	33,783

		78,219

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	29

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Pharmaceuticals — 3.0%
162	Actavis plc (a)	27,267
78	Jazz Pharmaceuticals plc, (Ireland) (a)	9,821
169	Valeant Pharmaceuticals International, Inc. (a)	19,852

		56,940

	Total Health Care	266,692

	Industrials — 22.4%
	Aerospace & Defense — 0.5%
221	DigitalGlobe, Inc. (a)	9,076

	Airlines — 1.4%
958	Delta Air Lines, Inc.	26,327

	Building Products — 1.5%
613	Fortune Brands Home & Security, Inc.	28,023

	Commercial Services & Supplies — 1.2%
200	Stericycle, Inc. (a)	23,219

	Construction & Engineering — 1.0%
238	Fluor Corp.	19,141

	Electrical Equipment — 2.8%
278	Acuity Brands, Inc.	30,413
396	Generac Holdings, Inc.	22,407

		52,820

	Industrial Conglomerates — 1.4%
339	Carlisle Cos., Inc.	26,901

	Machinery — 4.4%
447	Flowserve Corp.	35,206
399	Pall Corp.	34,080
169	WABCO Holdings, Inc. (a)	15,768

		85,054

	Marine — 1.2%
241	Kirby Corp. (a)	23,909

	Professional Services — 0.8%
120	Towers Watson & Co., Class A	15,326

	Road & Rail — 3.4%
132	Canadian Pacific Railway Ltd., (Canada)	19,975
988	Hertz Global Holdings, Inc. (a)	28,285
205	J.B. Hunt Transport Services, Inc.	15,854

		64,114

	Trading Companies & Distributors — 2.8%
593	Air Lease Corp.	18,424
728	HD Supply Holdings, Inc. (a)	17,479
218	MSC Industrial Direct Co., Inc., Class A	17,638

		53,541

	Total Industrials	427,451

SHARES	SECURITY DESCRIPTION	VALUE($)

	Information Technology — 19.2%
	Communications Equipment — 2.1%
497	Aruba Networks, Inc. (a)	8,898
631	Ciena Corp. (a)	15,109
268	Palo Alto Networks, Inc. (a)	15,391

		39,398

	Computers & Peripherals — 0.6%
117	3D Systems Corp. (a)	10,854

	Electronic Equipment, Instruments & Components — 1.6%
340	Amphenol Corp., Class A	30,312

	Internet Software & Services — 0.9%
82	LinkedIn Corp., Class A (a)	17,715

	IT Services — 4.1%
148	Alliance Data Systems Corp. (a)	38,861
472	CoreLogic, Inc. (a)	16,777
198	FleetCor Technologies, Inc. (a)	23,141

		78,779

	Semiconductors & Semiconductor Equipment — 5.3%
1,642	Applied Materials, Inc.	29,040
519	Avago Technologies Ltd., (Singapore)	27,434
327	KLA-Tencor Corp.	21,078
512	Xilinx, Inc.	23,507

		101,059

	Software — 4.6%
41	CommVault Systems, Inc. (a)	3,093
200	Guidewire Software, Inc. (a)	9,829
327	Red Hat, Inc. (a)	18,310
253	ServiceNow, Inc. (a)	14,142
188	Splunk, Inc. (a)	12,876
141	Tableau Software, Inc., Class A (a)	9,733
243	Workday, Inc., Class A (a)	20,200

		88,183

	Total Information Technology	366,300

	Materials — 2.1%
	Chemicals — 2.1%
101	PPG Industries, Inc.	19,213
119	Sherwin-Williams Co. (The)	21,836

	Total Materials	41,049

	Total Common Stocks (Cost $1,280,654)	1,873,690

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.2%
	Investment Company — 2.2%
42,060	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $42,060)	42,060

	Total Investments — 100.4% (Cost $1,322,714)	1,915,750
	Liabilities in Excess of Other Assets — (0.4)%	(7,567)

	NET ASSETS — 100.0%	$1,908,183

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	31

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.8%
	Consumer Discretionary — 20.1%
	Distributors — 0.5%
874	Genuine Parts Co.	72,688

	Hotels, Restaurants & Leisure — 1.9%
487	Darden Restaurants, Inc.	26,501
186	Extended Stay America, Inc. (a)	4,871
2,926	Marriott International, Inc., Class A	144,439
1,457	Yum! Brands, Inc.	110,127

		285,938

	Household Durables — 2.0%
2,179	Jarden Corp. (a)	133,698
1,084	Mohawk Industries, Inc. (a)	161,414

		295,112

	Internet & Catalog Retail — 1.6%
2,987	Expedia, Inc.	208,047
409	TripAdvisor, Inc. (a)	33,894

		241,941

	Media — 3.1%
1,815	CBS Corp. (Non-Voting), Class B	115,689
3,149	Clear Channel Outdoor Holdings, Inc., Class A	31,930
3,637	DISH Network Corp., Class A (a)	210,630
3,384	Gannett Co., Inc.	100,103

		458,352

	Multiline Retail — 2.5%
2,179	Family Dollar Stores, Inc.	141,571
4,073	Kohl’s Corp.	231,143

		372,714

	Specialty Retail — 7.0%
484	AutoZone, Inc. (a)	231,513
1,496	Bed Bath & Beyond, Inc. (a)	120,104
5,584	Gap, Inc. (The)	218,220
2,204	PetSmart, Inc.	160,354
1,009	Tiffany & Co.	93,641
2,110	TJX Cos., Inc.	134,501
1,191	Williams-Sonoma, Inc.	69,397

		1,027,730

	Textiles, Apparel & Luxury Goods — 1.5%
1,128	PVH Corp.	153,464
1,071	V.F. Corp.	66,749

		220,213

	Total Consumer Discretionary	2,974,688

SHARES	SECURITY DESCRIPTION	VALUE($)

	Consumer Staples — 4.7%
	Beverages — 2.2%
1,999	Beam, Inc.	136,064
584	Brown-Forman Corp., Class B	44,167
3,087	Dr. Pepper Snapple Group, Inc.	150,390

		330,621

	Food & Staples Retailing — 1.0%
3,527	Kroger Co. (The)	139,412

	Food Products — 0.7%
1,125	Hershey Co. (The)	109,360

	Household Products — 0.8%
1,041	Energizer Holdings, Inc.	112,638

	Total Consumer Staples	692,031

	Energy — 4.6%
	Oil, Gas & Consumable Fuels — 4.6%
2,234	Energen Corp.	158,038
1,426	EQT Corp.	128,018
3,291	PBF Energy, Inc., Class A	103,545
3,787	QEP Resources, Inc.	116,067
1,674	Southwestern Energy Co. (a)	65,822
2,934	Williams Cos., Inc. (The)	113,159

	Total Energy	684,649

	Financials — 27.0%
	Capital Markets — 5.1%
2,108	Ameriprise Financial, Inc.	242,528
4,087	Invesco Ltd.	148,755
1,317	Legg Mason, Inc.	57,273
2,343	Northern Trust Corp.	145,009
2,019	T. Rowe Price Group, Inc.	169,102

		762,667

	Commercial Banks — 6.3%
1,273	City National Corp.	100,815
487	Cullen/Frost Bankers, Inc.	36,247
10,519	Fifth Third Bancorp	221,213
1,701	First Republic Bank	89,073
7,112	Huntington Bancshares, Inc.	68,634
1,552	M&T Bank Corp.	180,653
4,582	SunTrust Banks, Inc.	168,663
2,475	Zions Bancorporation	74,139

		939,437

	Insurance — 9.2%
255	Alleghany Corp. (a)	102,185
1,086	Chubb Corp. (The)	104,899

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
3,653	Hartford Financial Services Group, Inc.	132,356
5,386	Loews Corp.	259,801
5,681	Marsh & McLennan Cos., Inc.	274,744
5,865	Old Republic International Corp.	101,281
3,893	Unum Group	136,570
2,715	W.R. Berkley Corp.	117,805
4,013	XL Group plc, (Ireland)	127,773

		1,357,414

	Real Estate Investment Trusts (REITs) — 5.5%
2,168	American Campus Communities, Inc.	69,836
4,431	American Homes 4 Rent, Class A	71,783
725	AvalonBay Communities, Inc.	85,702
1,799	Brixmor Property Group, Inc. (a)	36,580
2,770	HCP, Inc.	100,620
6,855	Kimco Realty Corp.	135,384
1,747	Rayonier, Inc.	73,553
1,839	Regency Centers Corp.	85,158
1,694	Vornado Realty Trust	150,432

		809,048

	Real Estate Management & Development — 0.7%
5,272	Brookfield Office Properties, Inc.	101,480

	Thrifts & Mortgage Finance — 0.2%
3,902	Hudson City Bancorp, Inc.	36,798

	Total Financials	4,006,844

	Health Care — 4.7%
	Health Care Equipment & Supplies — 0.8%
2,944	CareFusion Corp. (a)	117,231

	Health Care Providers & Services — 3.9%
2,159	AmerisourceBergen Corp.	151,811
2,308	Cigna Corp.	201,880
822	Henry Schein, Inc. (a)	93,900
1,321	Humana, Inc.	136,391

		583,982

	Total Health Care	701,213

	Industrials — 10.2%
	Building Products — 0.7%
2,399	Fortune Brands Home & Security, Inc.	109,616

	Electrical Equipment — 3.0%
2,984	AMETEK, Inc.	157,186
1,092	Hubbell, Inc., Class B	118,870
2,306	Regal-Beloit Corp.	169,995

		446,051

SHARES	SECURITY DESCRIPTION	VALUE($)

	Industrial Conglomerates — 1.3%
2,371	Carlisle Cos., Inc.	188,253

	Machinery — 2.9%
2,553	IDEX Corp.	188,507
2,983	Rexnord Corp. (a)	80,578
1,501	Snap-on, Inc.	164,429

		433,514

	Professional Services — 1.2%
2,550	Equifax, Inc.	176,159

	Trading Companies & Distributors — 1.1%
2,016	MSC Industrial Direct Co., Inc., Class A	163,009

	Total Industrials	1,516,602

	Information Technology — 9.6%
	Communications Equipment — 0.5%
3,575	CommScope Holding Co., Inc. (a)	67,645

	Electronic Equipment, Instruments & Components — 3.1%
2,663	Amphenol Corp., Class A	237,492
4,003	Arrow Electronics, Inc. (a)	217,149

		454,641

	IT Services — 1.4%
3,488	Jack Henry & Associates, Inc.	206,554

	Semiconductors & Semiconductor Equipment — 3.5%
4,128	Analog Devices, Inc.	210,236
2,110	KLA-Tencor Corp.	136,006
3,914	Xilinx, Inc.	179,751

		525,993

	Software — 1.1%
4,011	Synopsys, Inc. (a)	162,708

	Total Information Technology	1,417,541

	Materials — 7.8%
	Chemicals — 4.0%
1,677	Airgas, Inc.	187,549
2,764	Albemarle Corp.	175,240
396	Sherwin-Williams Co. (The)	72,738
1,642	Sigma-Aldrich Corp.	154,363

		589,890

	Containers & Packaging — 3.8%
5,693	Ball Corp.	294,080
1,267	Rock Tenn Co., Class A	133,088
2,826	Silgan Holdings, Inc.	135,701

		562,869

	Total Materials	1,152,759

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	33

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Utilities — 9.1%
	Electric Utilities — 2.7%
2,706	Edison International	125,279
4,572	Westar Energy, Inc.	147,097
4,906	Xcel Energy, Inc.	137,071

		409,447

	Gas Utilities — 1.5%
1,255	National Fuel Gas Co.	89,627
5,649	Questar Corp.	129,868

		219,495

	Multi-Utilities — 4.9%
5,798	CenterPoint Energy, Inc.	134,400
5,377	CMS Energy Corp.	143,935
4,295	NiSource, Inc.	141,224
2,069	Sempra Energy	185,696
2,803	Wisconsin Energy Corp.	115,887

		721,142

	Total Utilities	1,350,084

	Total Common Stocks (Cost $9,647,629)	14,496,411

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.3%
	Investment Company — 2.3%
338,467	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $338,467)	338,467

	Total Investments — 100.1% (Cost $9,986,096)	14,834,878
	Liabilities in Excess of Other Assets — (0.1)%	(9,125)

	NET ASSETS — 100.0%	$14,825,753

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 100.5% (j)
Common Stocks — 93.9%
	Consumer Discretionary — 15.1%
	Auto Components — 0.5%
102	Dana Holding Corp.	2,008

	Diversified Consumer Services — 2.0%
69	Apollo Education Group, Inc. (a)	1,881
139	H&R Block, Inc.	4,040
143	Service Corp. International	2,591

		8,512

	Hotels, Restaurants & Leisure — 1.8%
21	Bally Technologies, Inc. (a)	1,609
16	Hyatt Hotels Corp., Class A (a)	799
131	International Game Technology	2,378
24	Marriott Vacations Worldwide Corp. (a)	1,264
64	MGM Resorts International (a)	1,511

		7,561

	Household Durables — 1.9%
21	Garmin Ltd., (Switzerland)	953
48	Jarden Corp. (a)	2,971
138	PulteGroup, Inc.	2,813
9	Whirlpool Corp.	1,456

		8,193

	Internet & Catalog Retail — 0.7%
16	Expedia, Inc.	1,108
44	HomeAway, Inc. (a)	1,799

		2,907

	Leisure Equipment & Products — 0.5%
28	Hasbro, Inc.	1,548
7	Sturm Ruger & Co., Inc.	480

		2,028

	Media — 3.0%
15	Comcast Corp., Class A	796
31	Gannett Co., Inc.	906
6	Graham Holdings Co., Class B (a)	3,980
21	Omnicom Group, Inc.	1,562
7	Regal Entertainment Group, Class A	130
18	Scripps Networks Interactive, Inc., Class A	1,571
43	Viacom, Inc., Class B	3,712

		12,657

	Multiline Retail — 0.2%
8	Dillard’s, Inc., Class A	740

	Specialty Retail — 4.1%
97	Best Buy Co., Inc.	3,887

SHARES	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — Continued
84	GameStop Corp., Class A	4,116
25	Guess?, Inc.	788
46	Lowe’s Cos., Inc.	2,302
192	Office Depot, Inc. (a)	1,018
11	O’Reilly Automotive, Inc. (a)	1,365
248	Staples, Inc.	3,946

		17,422

	Textiles, Apparel & Luxury Goods — 0.4%
27	Hanesbrands, Inc.	1,880

	Total Consumer Discretionary	63,908

	Consumer Staples — 7.9%
	Beverages — 0.9%
68	Molson Coors Brewing Co., Class B	3,841

	Food & Staples Retailing — 2.2%
84	Kroger Co. (The)	3,329
344	Rite Aid Corp. (a)	1,738
65	Safeway, Inc.	2,118
40	Walgreen Co.	2,318

		9,503

	Food Products — 2.4%
96	Archer-Daniels-Midland Co.	4,146
176	Pilgrim’s Pride Corp. (a)	2,861
19	Sanderson Farms, Inc.	1,387
49	Tyson Foods, Inc., Class A	1,654

		10,048

	Household Products — 1.0%
37	Energizer Holdings, Inc.	4,057

	Personal Products — 0.8%
23	Herbalife Ltd., (Cayman Islands)	1,825
12	Nu Skin Enterprises, Inc., Class A	1,711

		3,536

	Tobacco — 0.6%
29	Altria Group, Inc.	1,131
25	Lorillard, Inc.	1,248

		2,379

	Total Consumer Staples	33,364

	Energy — 7.2%
	Energy Equipment & Services — 2.0%
56	Diamond Offshore Drilling, Inc.	3,165
20	Ensco plc, (United Kingdom), Class A	1,164
25	Helix Energy Solutions Group, Inc. (a)	586

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	35

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Common Stocks — Continued
	Energy Equipment & Services — Continued
91	Nabors Industries Ltd., (Bermuda)	1,544
14	Oil States International, Inc. (a)	1,428
16	Rowan Cos. plc, Class A (a)	564

		8,451

	Oil, Gas & Consumable Fuels — 5.2%
43	Anadarko Petroleum Corp.	3,433
8	Chevron Corp.	943
20	ConocoPhillips	1,404
32	Devon Energy Corp.	1,961
234	Kosmos Energy Ltd., (Bermuda) (a)	2,621
8	Marathon Petroleum Corp.	722
30	Newfield Exploration Co. (a)	738
29	Oasis Petroleum, Inc. (a)	1,385
29	Phillips 66	2,210
61	Tesoro Corp.	3,579
15	Whiting Petroleum Corp. (a)	948
46	World Fuel Services Corp.	1,983

		21,927

	Total Energy	30,378

	Financials — 5.6%
	Capital Markets — 0.2%
6	Ameriprise Financial, Inc.	648

	Commercial Banks — 1.0%
37	East West Bancorp, Inc.	1,281
174	Huntington Bancshares, Inc.	1,681
109	Regions Financial Corp.	1,076

		4,038

	Consumer Finance — 0.6%
26	Discover Financial Services	1,430
39	SLM Corp.	1,036

		2,466

	Diversified Financial Services — 0.5%
31	Citigroup, Inc.	1,615
8	Moody’s Corp.	597

		2,212

	Insurance — 1.5%
34	Allstate Corp. (The)	1,879
14	Aspen Insurance Holdings Ltd., (Bermuda)	579
9	Everest Re Group Ltd., (Bermuda)	1,326
13	HCC Insurance Holdings, Inc.	593
17	Prudential Financial, Inc.	1,529
7	Travelers Cos., Inc. (The)	624

		6,530

SHARES	SECURITY DESCRIPTION	VALUE($)

	Real Estate Investment Trusts (REITs) — 1.5%
38	Brandywine Realty Trust	538
22	CBL & Associates Properties, Inc.	397
12	Highwoods Properties, Inc.	436
170	RLJ Lodging Trust	4,131
6	SL Green Realty Corp.	514
15	Weingarten Realty Investors	403

		6,419

	Thrifts & Mortgage Finance — 0.3%
22	Ocwen Financial Corp. (a)	1,205

	Total Financials	23,518

	Health Care — 11.6%
	Biotechnology — 2.5%
18	Amgen, Inc.	2,110
12	Gilead Sciences, Inc. (a)	911
65	PDL BioPharma, Inc.	551
39	United Therapeutics Corp. (a)	4,357
32	Vertex Pharmaceuticals, Inc. (a)	2,412

		10,341

	Health Care Equipment & Supplies — 3.6%
20	Align Technology, Inc. (a)	1,120
12	Becton, Dickinson & Co.	1,281
31	Boston Scientific Corp. (a)	370
104	CareFusion Corp. (a)	4,130
74	Medtronic, Inc.	4,261
55	Stryker Corp.	4,110

		15,272

	Health Care Providers & Services — 4.2%
48	AmerisourceBergen Corp.	3,360
23	Cigna Corp.	1,993
24	McKesson Corp.	3,886
72	Omnicare, Inc.	4,367
46	WellPoint, Inc.	4,234

		17,840

	Pharmaceuticals — 1.3%
22	Endo Health Solutions, Inc. (a)	1,463
132	Pfizer, Inc.	4,029

		5,492

	Total Health Care	48,945

	Industrials — 16.6%
	Aerospace & Defense — 2.8%
28	Boeing Co. (The)	3,873
15	Esterline Technologies Corp. (a)	1,509

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Common Stocks — Continued
		Aerospace & Defense — Continued
19		Northrop Grumman Corp.	2,219
6		Raytheon Co.	578
58		Spirit Aerosystems Holdings, Inc., Class A (a)	1,990
10		TransDigm Group, Inc.	1,660

			11,829

		Air Freight & Logistics — 0.1%
2		United Parcel Service, Inc., Class B	255

		Airlines — 0.9%
9		Alaska Air Group, Inc.	635
71		Delta Air Lines, Inc.	1,962
58		Southwest Airlines Co.	1,093

			3,690

		Building Products — 0.1%
10		Allegion plc, (Ireland) (a)	443

		Commercial Services & Supplies — 2.2%
207		Pitney Bowes, Inc.	4,825
231		R.R. Donnelley & Sons Co.	4,685

			9,510

		Construction & Engineering — 2.0%
134		AECOM Technology Corp. (a)	3,954
30		EMCOR Group, Inc.	1,254
16		Fluor Corp.	1,320
36		URS Corp.	1,893

			8,421

		Electrical Equipment — 0.5%
30		EnerSys, Inc.	2,075

		Machinery — 5.2%
21		AGCO Corp.	1,268
35		Briggs & Stratton Corp.	760
16		Crane Co.	1,046
56		IDEX Corp.	4,158
30		Ingersoll-Rand plc, (Ireland)	1,851
97		ITT Corp.	4,229
81		Oshkosh Corp.	4,086
16		Parker Hannifin Corp.	2,119
—	(h)	Standex International Corp.	25
63		Terex Corp.	2,664

			22,206

		Professional Services — 2.8%
35		Dun & Bradstreet Corp. (The)	4,241
52		Manpowergroup, Inc.	4,473

SHARES	SECURITY DESCRIPTION	VALUE($)

	Professional Services — Continued
25	Towers Watson & Co., Class A	3,200

		11,914

	Total Industrials	70,343

	Information Technology — 20.2%
	Communications Equipment — 2.9%
18	Aruba Networks, Inc. (a)	316
461	Brocade Communications Systems, Inc. (a)	4,087
71	Cisco Systems, Inc.	1,598
21	Harris Corp.	1,443
357	Polycom, Inc. (a)	4,006
18	Ubiquiti Networks, Inc. (a)	820

		12,270

	Computers & Peripherals — 4.4%
148	Hewlett-Packard Co.	4,150
117	Lexmark International, Inc., Class A	4,166
96	NetApp, Inc.	3,947
37	Seagate Technology plc, (Ireland)	2,059
51	Western Digital Corp.	4,303

		18,625

	Internet Software & Services — 2.1%
6	Twitter, Inc. (a)	388
71	VeriSign, Inc. (a)	4,249
109	Yahoo!, Inc. (a)	4,397

		9,034

	IT Services — 2.5%
99	Amdocs Ltd.	4,102
79	Computer Sciences Corp.	4,433
11	Jack Henry & Associates, Inc.	650
31	NeuStar, Inc., Class A (a)	1,526

		10,711

	Office Electronics — 0.5%
109	Xerox Corp.	1,324
11	Zebra Technologies Corp., Class A (a)	573

		1,897

	Semiconductors & Semiconductor Equipment — 2.7%
37	Broadcom Corp., Class A	1,082
23	KLA-Tencor Corp.	1,486
58	Lam Research Corp. (a)	3,180
292	Marvell Technology Group Ltd., (Bermuda)	4,201
84	NVIDIA Corp.	1,352

		11,301

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	37

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Common Stocks — Continued
	Software — 5.1%
256	Activision Blizzard, Inc.	4,573
81	CA, Inc.	2,737
109	Cadence Design Systems, Inc. (a)	1,534
86	Microsoft Corp.	3,228
50	Oracle Corp.	1,902
16	PTC, Inc. (a)	575
202	Rovi Corp. (a)	3,974
83	Symantec Corp.	1,946
57	Take-Two Interactive Software, Inc. (a)	998

		21,467

	Total Information Technology	85,305

	Materials — 5.5%
	Chemicals — 0.6%
49	Huntsman Corp.	1,217
21	Scotts Miracle-Gro Co. (The), Class A	1,322

		2,539

	Containers & Packaging — 2.6%
21	Ball Corp.	1,067
22	Greif, Inc., Class A	1,174
33	Owens-Illinois, Inc. (a)	1,191
25	Packaging Corp. of America	1,606
121	Sealed Air Corp.	4,121
38	Silgan Holdings, Inc.	1,817

		10,976

	Metals & Mining — 1.0%
16	Reliance Steel & Aluminum Co.	1,224
37	Steel Dynamics, Inc.	715
22	SunCoke Energy, Inc. (a)	505
43	Worthington Industries, Inc.	1,790

		4,234

	Paper & Forest Products — 1.3%
35	Domtar Corp., (Canada)	3,323
50	Louisiana-Pacific Corp. (a)	933
26	Schweitzer-Mauduit International, Inc.	1,326

		5,582

	Total Materials	23,331

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.2%
106	AT&T, Inc.	3,725
227	Frontier Communications Corp.	1,055
3	Verizon Communications, Inc.	126

		4,906

SHARES	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — 0.2%
27	T-Mobile US, Inc. (a)	918

	Total Telecommunication Services	5,824

	Utilities — 2.8%
	Gas Utilities — 1.3%
24	AGL Resources, Inc.	1,116
102	UGI Corp.	4,212

		5,328

	Independent Power Producers & Energy Traders — 1.5%
273	AES Corp.	3,966
113	Calpine Corp. (a)	2,211

		6,177

	Multi-Utilities — 0.0% (g)
5	Ameren Corp.	190

	Total Utilities	11,695

	Total Common Stocks (Cost $316,685)	396,611

Short-Term Investment — 6.6%
	Investment Company — 6.6%
27,757	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $27,757)	27,757

	Total Investments — 100.5% (Cost $344,442)	424,368
	Liabilities in Excess of Other Assets — (0.5)%	(2,249)

	NET ASSETS — 100.0%	$422,119

Short Positions — 93.0%
Common Stocks — 93.0%
	Consumer Discretionary — 14.0%
	Automobiles — 0.8%
20	Harley-Davidson, Inc.	1,362
14	Tesla Motors, Inc. (a)	2,060

		3,422

	Distributors — 0.2%
25	LKQ Corp. (a)	811

	Hotels, Restaurants & Leisure — 4.2%
104	Carnival Corp.	4,198
35	Choice Hotels International, Inc.	1,698
74	Darden Restaurants, Inc.	4,033
16	Marriott International, Inc., Class A	807
5	McDonald’s Corp.	521
114	Norwegian Cruise Line Holdings Ltd. (a)	4,044
32	Yum! Brands, Inc.	2,397

		17,698

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Household Durables — 0.6%
66	D.R. Horton, Inc. (a)	1,469
22	Tempur Sealy International, Inc. (a)	1,213

		2,682

	Media — 2.7%
32	Charter Communications, Inc., Class A (a)	4,325
19	Discovery Communications, Inc., Class A (a)	1,713
41	DreamWorks Animation SKG, Inc., Class A (a)	1,459
13	Lamar Advertising Co., Class A (a)	698
9	Liberty Global plc, (United Kingdom), Class A (a)	782
505	Sirius XM Holdings, Inc. (a)	1,763
23	Thomson Reuters Corp.	868

		11,608

	Multiline Retail — 1.4%
58	Family Dollar Stores, Inc.	3,772
228	J.C. Penney Co., Inc. (a)	2,083

		5,855

	Specialty Retail — 2.5%
53	Sally Beauty Holdings, Inc. (a)	1,590
36	Signet Jewelers Ltd., (Bermuda)	2,825
45	Tractor Supply Co.	3,519
25	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,424

		10,358

	Textiles, Apparel & Luxury Goods — 1.6%
109	Fifth & Pacific Cos., Inc. (a)	3,494
12	Lululemon Athletica, Inc., (Canada) (a)	685
29	Under Armour, Inc., Class A (a)	2,530

		6,709

	Total Consumer Discretionary	59,143

	Consumer Staples — 8.2%
	Beverages — 2.5%
62	Beam, Inc.	4,193
60	Brown-Forman Corp., Class B	4,507
26	Monster Beverage Corp. (a)	1,785

		10,485

	Food & Staples Retailing — 1.9%
18	PriceSmart, Inc.	2,031
59	United Natural Foods, Inc. (a)	4,467
25	Whole Foods Market, Inc.	1,453

		7,951

	Food Products — 2.6%
138	Flowers Foods, Inc.	2,965
53	Hain Celestial Group, Inc. (The) (a)	4,818

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food Products — Continued
12	Hormel Foods Corp.	543
25	McCormick & Co., Inc. (Non-Voting)	1,753
31	Mondelez International, Inc., Class A	1,080

		11,159

	Household Products — 0.2%
11	Procter & Gamble Co. (The)	884

	Personal Products — 1.0%
39	Coty, Inc., Class A	593
49	Estee Lauder Cos., Inc. (The), Class A	3,719

		4,312

	Total Consumer Staples	34,791

	Energy — 8.3%
	Energy Equipment & Services — 1.8%
24	Dresser-Rand Group, Inc. (a)	1,441
30	FMC Technologies, Inc. (a)	1,586
479	McDermott International, Inc. (a)	4,389

		7,416

	Oil, Gas & Consumable Fuels — 6.5%
7	Cimarex Energy Co.	749
38	Concho Resources, Inc. (a)	4,147
108	CONSOL Energy, Inc.	4,100
22	Energen Corp.	1,544
71	Golar LNG Ltd., (Bermuda)	2,578
23	Gulfport Energy Corp. (a)	1,475
43	Kodiak Oil & Gas Corp. (a)	481
136	Laredo Petroleum Holdings, Inc. (a)	3,762
48	Range Resources Corp.	4,010
2	SM Energy Co.	166
53	Spectra Energy Corp.	1,885
22	Williams Cos., Inc. (The)	850
86	WPX Energy, Inc. (a)	1,744

		27,491

	Total Energy	34,907

	Financials — 6.5%
	Capital Markets — 1.2%
173	Ares Capital Corp.	3,081
22	T. Rowe Price Group, Inc.	1,858

		4,939

	Commercial Banks — 1.4%
146	TCF Financial Corp.	2,373
364	Valley National Bancorp	3,687

		6,060

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	39

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Diversified Financial Services — 0.3%
18	CME Group, Inc.	1,429

	Insurance — 1.9%
2	Alleghany Corp. (a)	746
29	Cincinnati Financial Corp.	1,501
3	Markel Corp. (a)	1,973
16	Marsh & McLennan Cos., Inc.	778
119	MBIA, Inc. (a)	1,423
34	Mercury General Corp.	1,668

		8,089

	Real Estate Investment Trusts (REITs) — 1.3%
197	American Capital Agency Corp.	3,792
165	Annaly Capital Management, Inc.	1,644

		5,436

	Thrifts & Mortgage Finance — 0.4%
105	People’s United Financial, Inc.	1,593

	Total Financials	27,546

	Health Care — 11.4%
	Biotechnology — 1.3%
7	Biogen Idec, Inc. (a)	1,909
75	Cepheid, Inc. (a)	3,482

		5,391

	Health Care Equipment & Supplies — 2.7%
32	Cooper Cos., Inc. (The)	3,935
22	DENTSPLY International, Inc.	1,051
14	HeartWare International, Inc. (a)	1,310
2	Intuitive Surgical, Inc. (a)	852
44	Teleflex, Inc.	4,153

		11,301

	Health Care Providers & Services — 4.5%
159	Brookdale Senior Living, Inc. (a)	4,318
87	Catamaran Corp. (a)	4,141
47	DaVita HealthCare Partners, Inc. (a)	2,978
6	HCA Holdings, Inc. (a)	277
22	Quest Diagnostics, Inc.	1,194
50	Team Health Holdings, Inc. (a)	2,279
59	Tenet Healthcare Corp. (a)	2,473
15	Universal Health Services, Inc., Class B	1,197

		18,857

	Health Care Technology — 1.0%
32	athenahealth, Inc. (a)	4,277

	Life Sciences Tools & Services — 0.2%
20	PerkinElmer, Inc.	822

SHARES	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — 1.7%
46	Bristol-Myers Squibb Co.	2,422
16	Perrigo Co. plc	2,497
78	Zoetis, Inc.	2,533

		7,452

	Total Health Care	48,100

	Industrials — 17.6%
	Aerospace & Defense — 3.1%
15	B/E Aerospace, Inc. (a)	1,342
57	DigitalGlobe, Inc. (a)	2,334
62	Hexcel Corp. (a)	2,779
10	Precision Castparts Corp.	2,730
52	Triumph Group, Inc.	3,971

		13,156

	Building Products — 0.8%
26	Armstrong World Industries, Inc. (a)	1,497
48	Owens Corning (a)	1,940

		3,437

	Commercial Services & Supplies — 4.6%
72	Clean Harbors, Inc. (a)	4,292
125	Copart, Inc. (a)	4,572
47	Covanta Holding Corp.	840
66	Iron Mountain, Inc.	1,992
46	Republic Services, Inc.	1,525
7	Rollins, Inc.	219
15	Stericycle, Inc. (a)	1,734
50	Waste Connections, Inc.	2,166
46	Waste Management, Inc.	2,072

		19,412

	Construction & Engineering — 1.0%
136	Quanta Services, Inc. (a)	4,306

	Electrical Equipment — 0.4%
16	Acuity Brands, Inc.	1,706

	Machinery — 3.2%
12	Chart Industries, Inc. (a)	1,185
23	Graco, Inc.	1,769
151	Harsco Corp.	4,229
58	Joy Global, Inc.	3,419
26	PACCAR, Inc.	1,561
27	Woodward, Inc.	1,214

		13,377

	Marine — 0.5%
22	Kirby Corp. (a)	2,213

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Professional Services — 1.2%
27	Advisory Board Co. (The) (a)	1,691
14	IHS, Inc., Class A (a)	1,713
23	Verisk Analytics, Inc., Class A (a)	1,492

		4,896

	Road & Rail — 0.9%
26	Genesee & Wyoming, Inc., Class A (a)	2,518
18	Ryder System, Inc.	1,329

		3,847

	Trading Companies & Distributors — 1.9%
84	Fastenal Co.	4,000
26	GATX Corp.	1,345
16	MSC Industrial Direct Co., Inc., Class A	1,304
30	Textainer Group Holdings Ltd., (Bermuda)	1,215

		7,864

	Total Industrials	74,214

	Information Technology — 19.1%
	Communications Equipment — 1.6%
12	F5 Networks, Inc. (a)	1,131
68	JDS Uniphase Corp. (a)	883
16	NETGEAR, Inc. (a)	523
63	ViaSat, Inc. (a)	3,919

		6,456

	Computers & Peripherals — 2.0%
117	NCR Corp. (a)	3,968
33	Stratasys Ltd. (a)	4,508

		8,476

	Electronic Equipment, Instruments & Components — 3.6%
30	Arrow Electronics, Inc. (a)	1,601
61	Ingram Micro, Inc., Class A (a)	1,436
46	IPG Photonics Corp. (a)	3,564
126	National Instruments Corp.	4,035
127	Trimble Navigation Ltd. (a)	4,421

		15,057

	Internet Software & Services — 1.9%
35	Akamai Technologies, Inc. (a)	1,645
17	eBay, Inc. (a)	933
8	Equinix, Inc. (a)	1,344
108	Rackspace Hosting, Inc. (a)	4,217

		8,139

	IT Services — 2.6%
22	Automatic Data Processing, Inc.	1,805
9	FleetCor Technologies, Inc. (a)	1,035

SHARES	SECURITY DESCRIPTION	VALUE($)

	IT Services — Continued
34	MAXIMUS, Inc.	1,496
97	Paychex, Inc.	4,425
22	Teradata Corp. (a)	985
48	VeriFone Systems, Inc. (a)	1,283

		11,029

	Semiconductors & Semiconductor Equipment — 2.7%
74	Avago Technologies Ltd., (Singapore)	3,935
48	Microchip Technology, Inc.	2,155
42	Silicon Laboratories, Inc. (a)	1,802
276	SunEdison, Inc. (a)	3,601

		11,493

	Software — 4.7%
4	Citrix Systems, Inc. (a)	241
1	Compuware Corp.	7
11	FactSet Research Systems, Inc.	1,238
65	Fortinet, Inc. (a)	1,244
21	Guidewire Software, Inc. (a)	1,027
26	NetSuite, Inc. (a)	2,722
37	Red Hat, Inc. (a)	2,086
84	Salesforce.com, Inc. (a)	4,612
27	ServiceNow, Inc. (a)	1,516
9	Tyler Technologies, Inc. (a)	919
28	Ultimate Software Group, Inc. (The) (a)	4,317

		19,929

	Total Information Technology	80,579

	Materials — 4.3%
	Chemicals — 2.8%
16	Air Products & Chemicals, Inc.	1,812
8	Airgas, Inc.	847
56	FMC Corp.	4,227
21	Mosaic Co. (The)	982
30	Praxair, Inc.	3,929

		11,797

	Construction Materials — 0.5%
30	Eagle Materials, Inc.	2,333

	Containers & Packaging — 0.4%
42	MeadWestvaco Corp.	1,552

	Metals & Mining — 0.6%
5	Allegheny Technologies, Inc.	169
56	Allied Nevada Gold Corp. (a)	199
19	Carpenter Technology Corp.	1,189
37	Newmont Mining Corp.	859

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	41

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Metals & Mining — Continued
3	Nucor Corp.	180

		2,596

	Total Materials	18,278

	Telecommunication Services — 0.6%
	Wireless Telecommunication Services — 0.6%
18	Crown Castle International Corp. (a)	1,357
112	Sprint Corp. (a)	1,200

	Total Telecommunication Services	2,557

	Utilities — 3.0%
	Electric Utilities — 0.7%
23	OGE Energy Corp.	786
39	Southern Co. (The)	1,599
27	Xcel Energy, Inc.	763

		3,148

SHARES	SECURITY DESCRIPTION	VALUE($)

	Gas Utilities — 0.9%
45	ONEOK, Inc.	2,827
24	Piedmont Natural Gas Co., Inc.	793

		3,620

	Independent Power Producers & Energy Traders — 0.3%
40	NRG Energy, Inc.	1,149

	Multi-Utilities — 1.1%
42	Dominion Resources, Inc.	2,701
62	NiSource, Inc.	2,050

		4,751

	Total Utilities	12,668

	Total Short Positions (Proceeds $349,840)	$392,783

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 12/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(13)	E-mini S&P 500	03/21/14	$(1,197)	$(40)
(18)	S&P Mid Cap 400	03/21/14	(2,411)	(77)

				$(117)

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.0%
	Consumer Discretionary — 16.3%
	Distributors — 0.4%
274	Genuine Parts Co.	22,819

	Hotels, Restaurants & Leisure — 1.6%
538	Brinker International, Inc.	24,908
1,014	ClubCorp Holdings, Inc.	17,994
712	Hilton Worldwide Holdings, Inc. (a)	15,835
559	Marriott International, Inc., Class A	27,612

		86,349

	Household Durables — 0.5%
1,180	Brookfield Residential Properties, Inc., (Canada) (a)	28,533

	Internet & Catalog Retail — 1.4%
1,053	Expedia, Inc.	73,380

	Media — 4.2%
443	CBS Corp. (Non-Voting), Class B	28,218
866	Clear Channel Outdoor Holdings, Inc., Class A	8,777
645	DIRECTV (a)	44,570
1,270	DISH Network Corp., Class A (a)	73,564
1,200	Entercom Communications Corp., Class A (a)	12,617
1,378	Gannett Co., Inc.	40,747
133	Time Warner Cable, Inc.	17,967

		226,460

	Multiline Retail — 1.5%
1,484	Kohl’s Corp.	84,234

	Specialty Retail — 5.9%
176	AutoZone, Inc. (a)	83,936
771	Bed Bath & Beyond, Inc. (a)	61,927
673	Best Buy Co., Inc.	26,843
1,470	Gap, Inc. (The)	57,452
378	Home Depot, Inc. (The)	31,158
821	PetSmart, Inc.	59,760

		321,076

	Textiles, Apparel & Luxury Goods — 0.8%
643	Hanesbrands, Inc.	45,155

	Total Consumer Discretionary	888,006

	Consumer Staples — 5.6%
	Beverages — 1.9%
386	Diageo plc, (United Kingdom), ADR	51,167
1,107	Dr. Pepper Snapple Group, Inc.	53,946

		105,113

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — 1.8%
782	Walgreen Co.	44,941
686	Wal-Mart Stores, Inc.	53,989

		98,930

	Food Products — 0.5%
354	TreeHouse Foods, Inc. (a)	24,376

	Household Products — 1.4%
956	Procter & Gamble Co. (The)	77,836

	Total Consumer Staples	306,255

	Energy — 9.4%
	Oil, Gas & Consumable Fuels — 9.4%
1,202	Devon Energy Corp.	74,349
2,358	Exxon Mobil Corp.	238,579
453	NuStar GP Holdings LLC	12,734
1,057	PBF Energy, Inc., Class A	33,267
778	Phillips 66	59,976
878	QEP Resources, Inc.	26,905
934	Southwestern Energy Co. (a)	36,727
639	Teekay Corp., (Bermuda)	30,659

	Total Energy	513,196

	Financials — 30.2%
	Capital Markets — 3.2%
304	Ameriprise Financial, Inc.	35,021
1,467	Legg Mason, Inc.	63,790
740	Northern Trust Corp.	45,781
393	T. Rowe Price Group, Inc.	32,930

		177,522

	Commercial Banks — 8.9%
506	First Republic Bank	26,504
429	M&T Bank Corp.	49,927
1,034	National Bank Holdings Corp., Class A	22,120
624	PNC Financial Services Group, Inc. (The)	48,394
1,366	SunTrust Banks, Inc.	50,279
1,515	U.S. Bancorp	61,222
4,956	Wells Fargo & Co.	224,998

		483,444

	Consumer Finance — 2.1%
1,500	Capital One Financial Corp.	114,946

	Diversified Financial Services — 2.8%
5,879	Bank of America Corp.	91,536
1,209	Citigroup, Inc.	62,977

		154,513

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	43

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Insurance — 9.5%
111		Aflac, Inc.	7,435
46		Alleghany Corp. (a)	18,380
132		Allied World Assurance Co. Holdings AG, (Switzerland)	14,835
1,332		American International Group, Inc.	68,014
—	(h)	Berkshire Hathaway, Inc., Class A (a)	19,569
1,508		Hartford Financial Services Group, Inc.	54,649
1,971		Loews Corp.	95,064
882		Marsh & McLennan Cos., Inc.	42,649
1,170		Old Republic International Corp.	20,209
727		Prudential Financial, Inc.	67,062
545		Travelers Cos., Inc. (The)	49,362
1,226		Unum Group	42,994
374		W.R. Berkley Corp.	16,228

			516,450

		Real Estate Investment Trusts (REITs) — 2.8%
892		American Homes 4 Rent, Class A	14,450
1,113		American Residential Properties, Inc. (a)	19,105
863		Brixmor Property Group, Inc. (a)	17,543
924		Excel Trust, Inc.	10,524
749		Kimco Realty Corp.	14,789
1,021		Rayonier, Inc.	42,976
1,222		Starwood Property Trust, Inc.	33,838

			153,225

		Real Estate Management & Development — 0.5%
739		Brookfield Asset Management, Inc., (Canada), Class A	28,684

		Thrifts & Mortgage Finance — 0.4%
2,339		Hudson City Bancorp, Inc.	22,052

		Total Financials	1,650,836

		Health Care — 9.3%
		Health Care Providers & Services — 1.7%
255		Humana, Inc.	26,311
397		National Healthcare Corp.	21,396
602		UnitedHealth Group, Inc.	45,331

			93,038

		Pharmaceuticals — 7.6%
974		Bristol-Myers Squibb Co.	51,772
992		Johnson & Johnson	90,830
1,878		Merck & Co., Inc.	93,994
3,854		Pfizer, Inc.	118,032
515		Valeant Pharmaceuticals International, Inc. (a)	60,473

			415,101

		Total Health Care	508,139

SHARES	SECURITY DESCRIPTION	VALUE($)

	Industrials — 5.7%
	Aerospace & Defense — 1.4%
660	United Technologies Corp.	75,154

	Industrial Conglomerates — 1.0%
667	Carlisle Cos., Inc.	52,930

	Machinery — 1.7%
675	Dover Corp.	65,194
351	Illinois Tool Works, Inc.	29,478

		94,672

	Professional Services — 1.0%
803	Equifax, Inc.	55,472

	Road & Rail — 0.6%
212	Union Pacific Corp.	35,566

	Total Industrials	313,794

	Information Technology — 6.1%
	Communications Equipment — 2.1%
3,308	Cisco Systems, Inc.	74,273
522	QUALCOMM, Inc.	38,792

		113,065

	Computers & Peripherals — 0.9%
1,842	Hewlett-Packard Co.	51,539

	Semiconductors & Semiconductor Equipment — 2.4%
889	Analog Devices, Inc.	45,267
560	KLA-Tencor Corp.	36,110
1,124	Texas Instruments, Inc.	49,359

		130,736

	Software — 0.7%
1,032	Microsoft Corp.	38,639

	Total Information Technology	333,979

	Materials — 3.0%
	Chemicals — 0.5%
425	Albemarle Corp.	26,966

	Construction Materials — 0.7%
365	Martin Marietta Materials, Inc.	36,474

	Containers & Packaging — 1.4%
775	Ball Corp.	40,021
332	Rock Tenn Co., Class A	34,811

		74,832

	Metals & Mining — 0.4%
289	Compass Minerals International, Inc.	23,126

	Total Materials	161,398

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Telecommunication Services — 1.0%
	Wireless Telecommunication Services — 1.0%
1,357	Vodafone Group plc, (United Kingdom), ADR	53,359

	Utilities — 6.4%
	Electric Utilities — 4.5%
756	American Electric Power Co., Inc.	35,331
676	Duke Energy Corp.	46,671
845	Edison International	39,116
717	NextEra Energy, Inc.	61,390
438	Northeast Utilities	18,558
1,599	Xcel Energy, Inc.	44,679

		245,745

	Multi-Utilities — 1.9%
1,169	CenterPoint Energy, Inc.	27,107
564	NiSource, Inc.	18,544
664	Sempra Energy	59,574

		105,225

	Total Utilities	350,970

	Total Common Stocks (Cost $4,088,705)	5,079,932

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 6.4%
	Investment Company — 6.4%
347,203	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $347,203)	347,203

	Total Investments — 99.4% (Cost $4,435,908)	5,427,135
	Other Assets in Excess of Liabilities — 0.6%	31,577

	NET ASSETS — 100.0%	$5,458,712

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	45

J.P. Morgan Mid Cap/Multi-Cap Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2013 (Unaudited)

ADR	— American Depositary Receipt

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).

(j)	— All or a portion of these securities are segregated for short sales.
(l)	— The rate shown is the current yield as of December 31, 2013.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	47

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2013 (Unaudited)

(Amounts in thousands, except per share amounts)

	Growth Advantage Fund	Mid Cap Core Fund		Mid Cap Equity Fund	Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$2,876,524	$1,006,890		$1,236,991	$1,873,690
Investments in affiliates, at value	81,356	22,556		66,929	42,060

Total investment securities, at value	2,957,880	1,029,446		1,303,920	1,915,750
Receivables:
Investment securities sold	—	591		540	—
Fund shares sold	7,901	325		3,359	5,313
Dividends from non-affiliates	630	735		868	474
Dividends from affiliates	1	—	(a)	1	1
Other Assets	—	12		—	—

Total Assets	2,966,412	1,031,109		1,308,688	1,921,538

LIABILITIES:
Payables:
Investment securities purchased	9,787	976		34,409	1,333
Fund shares redeemed	1,412	116		4,430	9,476
Accrued liabilities:
Investment advisory fees	1,559	559		672	906
Administration fees	203	40		6	—
Shareholder servicing fees	365	62		6	322
Distribution fees	158	9		21	169
Custodian and accounting fees	20	20		15	25
Trustees’ and Chief Compliance Officer’s fees	3	2		1	2
Transfer agent fees	15	15		346	998
Other	8	9		117	124

Total Liabilities	13,530	1,808		40,023	13,355

Net Assets	$2,952,882	$1,029,301		$1,268,665	$1,908,183

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

	Growth Advantage Fund	Mid Cap Core Fund	Mid Cap Equity Fund	Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$2,026,222	$831,023	$863,197	$1,268,947
Accumulated undistributed (distributions in excess of) net investment income	(2,590)	336	(92)	(3,849)
Accumulated net realized gains (losses)	44,092	10,938	12,872	50,049
Net unrealized appreciation (depreciation)	885,158	187,004	392,688	593,036

Total Net Assets	$2,952,882	$1,029,301	$1,268,665	$1,908,183

Net Assets:
Class A	$511,230	$40,331	$60,527	$698,868
Class B	2,532	—	—	6,948
Class C	92,171	1,525	15,258	29,739
Class R2	—	441	—	631
Class R5	1,250,877	84	—	25,345
Class R6	50	581,842	—	59,986
Select Class	1,096,022	405,078	1,192,880	1,086,666

Total	$2,952,882	$1,029,301	$1,268,665	$1,908,183

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	37,552	1,873	1,457	27,588
Class B	204	—	—	388
Class C	7,410	71	372	1,379
Class R2	—	21	—	23
Class R5	89,604	4	—	903
Class R6	3	26,838	—	2,135
Select Class	79,153	18,723	28,593	38,872

Net Asset Value (a):
Class A — Redemption price per share	$13.61	$21.53	$41.54	$25.33
Class B — Offering price per share (b)	12.43	—	—	17.92
Class C — Offering price per share (b)	12.44	21.34	40.99	21.57
Class R2 — Offering and redemption price per share	—	21.44	—	27.24
Class R5 — Offering and redemption price per share	13.96	21.69	—	28.06
Class R6 — Offering and redemption price per share	13.96	21.68	—	28.09
Select Class — Offering and redemption price per share	13.85	21.64	41.72	27.96
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$14.36	$22.72	$43.84	$26.73

Cost of investments in non-affiliates	$1,991,366	$819,886	$844,303	$1,280,654
Cost of investments in affiliates	81,356	22,556	66,929	42,060

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	49

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Mid Cap Value Fund	Multi-Cap Market Neutral Fund	Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$14,496,411	$396,611	$5,079,932
Investments in affiliates, at value	338,467	27,757	347,203

Total investment securities, at value	14,834,878	424,368	5,427,135
Cash	—	211	—
Deposits at broker for securities sold short	—	389,953	—
Deposits at broker for futures contracts	—	370	—
Receivables:
Investment securities sold	17,423	800	43,759
Fund shares sold	17,230	3	17,418
Dividends from non-affiliates	17,091	423	7,129
Dividends from affiliates	6	1	6

Total Assets	14,886,628	816,129	5,495,447

LIABILITIES:
Payables:
Securities sold short, at value	—	392,783	—
Dividend expense to non-affiliates on securities sold short	—	467	—
Investment securities purchased	17,282	23	30,822
Interest expense to non-affiliates on securities sold short	—	77	—
Fund shares redeemed	31,136	120	1,753
Variation margin on futures contracts	—	10	—
Accrued liabilities:
Investment advisory fees	7,537	412	2,821
Shareholder servicing fees	1,371	—	665
Distribution fees	1,102	9	429
Custodian and accounting fees	122	24	41
Trustees’ and Chief Compliance Officer’s fees	18	1	8
Other	2,307	84	196

Total Liabilities	60,875	394,010	36,735

Net Assets	$14,825,753	$422,119	$5,458,712

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

	Mid Cap Value Fund	Multi-Cap Market Neutral Fund	Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$9,929,544	$451,127	$4,430,257
Accumulated undistributed (distributions in excess of) net investment income	2,640	(4,473)	(881)
Accumulated net realized gains (losses)	44,787	(61,401)	38,109
Net unrealized appreciation (depreciation)	4,848,782	36,866	991,227

Total Net Assets	$14,825,753	$422,119	$5,458,712

Net Assets:
Class A	$3,333,576	$13,110	$1,212,340
Class B	12,570	252	—
Class C	589,548	9,738	293,855
Class R2	67,511	—	—
Institutional Class	8,027,191	—	2,166,564
Select Class	2,795,357	399,019	1,785,953

Total	$14,825,753	$422,119	$5,458,712

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	96,564	1,320	44,795
Class B	371	27	—
Class C	17,534	1,031	10,855
Class R2	2,013	—	—
Institutional Class	228,592	—	79,790
Select Class	80,312	39,510	65,799

Net Asset Value (a):
Class A — Redemption price per share	$34.52	$9.93	$27.06
Class B — Offering price per share (b)	33.87	9.43	—
Class C — Offering price per share (b)	33.62	9.44	27.07
Class R2 — Offering and redemption price per share	33.53	—	—
Institutional Class — Offering and redemption price per share	35.12	—	27.15
Select Class — Offering and redemption price per share	34.81	10.10	27.14
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$36.43	$10.48	$28.56

Cost of investments in non-affiliates	$9,647,629	$316,685	$4,088,705
Cost of investments in affiliates	338,467	27,757	347,203
Proceeds from securities sold short	—	349,840	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	51

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (Unaudited)

(Amounts in thousands)

	Growth Advantage Fund	Mid Cap Core Fund		Mid Cap Equity Fund		Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$10,248	$6,256		$7,256		$7,261
Dividend income from affiliates	8	10		9		8

Total investment income	10,256	6,266		7,265		7,269

EXPENSES:
Investment advisory fees	8,066	3,165		3,703		5,772
Administration fees	1,044	410		479		747
Distribution fees:
Class A	478	43		49		816
Class B	8	—		—		27
Class C	242	3		39		101
Class R2	—	1		—		1
Shareholder servicing fees:
Class A	478	43		49		816
Class B	3	—		—		9
Class C	80	1		13		34
Class R2	—	—	(a)	—		— (a)
Class R5	260	—	(a)	—		6
Select Class	1,240	553		1,362		1,265
Custodian and accounting fees	37	29		24		37
Interest expense to affiliates	—	—	(a)	—	(a)	—
Professional fees	26	27		27		30
Trustees’ and Chief Compliance Officer’s fees	14	5		6		10
Printing and mailing costs	47	19		111		110
Registration and filing fees	138	51		75		55
Transfer agent fees	473	63		1,111		1,284
Other	50	10		9		18

Total expenses	12,684	4,423		7,057		11,138

Less amounts waived	(191)	(371)		(1,852)		(1,842)

Net expenses	12,493	4,052		5,205		9,296

Net investment income (loss)	(2,237)	2,214		2,060		(2,027)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	137,896	32,445		63,620		183,600
Distributions of realized gains by investment company affiliates	1	—		1		—
Change in net unrealized appreciation/depreciation of investments in non-affiliates	407,828	128,965		124,615		181,132

Net realized/unrealized gains (losses)	545,725	161,410		188,236		364,732

Change in net assets resulting from operations	$543,488	$163,624		$190,296		$362,705

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

	Mid Cap Value Fund	Multi-Cap Market Neutral Fund	Value Advantage Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$123,425	$2,771	$47,350
Dividend income from affiliates	170	8	38

Total investment income	123,595	2,779	47,388

EXPENSES:
Investment advisory fees	46,289	2,347	14,738
Administration fees	5,994	158	1,907
Distribution fees:
Class A	4,104	17	1,257
Class B	51	1	—
Class C	2,131	39	955
Class R2	157	—	—
Shareholder servicing fees:
Class A	4,104	17	1,257
Class B	17	— (a)	—
Class C	710	13	318
Class R2	79	—	—
Institutional Class	3,679	—	901
Select Class	3,696	439	1,841
Custodian and accounting fees	214	42	71
Professional fees	66	35	35
Trustees’ and Chief Compliance Officer’s fees	80	2	25
Printing and mailing costs	604	3	126
Registration and filing fees	262	25	131
Transfer agent fees	7,802	53	1,713
Other	131	11	21
Dividend expense to non-affiliates on securities sold short	—	2,066	—
Interest expense to non-affiliates on securities sold short	—	333	—

Total expenses	80,170	5,601	25,296

Less amounts waived	(12,528)	(832)	(2,956)

Net expenses	67,642	4,769	22,340

Net investment income (loss)	55,953	(1,990)	25,048

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	413,993	42,234	152,985
Futures	—	(970)	—
Securities sold short	—	(31,780)	—

Net realized gain (loss)	413,993	9,484	152,985

Distributions of realized gains by investment company affiliates	6	—	5
Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	1,421,768	19,890	409,220
Futures	—	(124)	—
Securities sold short	—	(21,407)	—

Change in net unrealized appreciation/depreciation	1,421,768	(1,641)	409,220

Net realized/unrealized gains (losses)	1,835,767	7,843	562,210

Change in net assets resulting from operations	$1,891,720	$5,853	$587,258

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	53

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Growth Advantage Fund		Mid Cap Core Fund
	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(2,237)	$6,260	$2,214	$8,236
Net realized gain (loss)	137,896	56,467	32,445	107,445
Distributions of capital gains received from investment company affiliates	1	—	—	—
Change in net unrealized appreciation/depreciation	407,828	252,716	128,965	43,825

Change in net assets resulting from operations	543,488	315,443	163,624	159,506

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	(188)	(24)	(194)
From net realized gains	(21,773)	(670)	(4,446)	(241)
Class B
From net realized gains	(123)	(8)	—	—
Class C
From net investment income	—	—	(1)	— (a)
From net realized gains	(4,242)	(106)	(156)	(2)
Class R2
From net investment income	—	—	— (a)	(1)
From net realized gains	—	—	(49)	(1)
Class R5
From net investment income	—	(2,904)	— (a)	(1)
From net realized gains	(54,106)	(1,960)	(9)	(1)
Class R6
From net investment income	—	—	(2,504)	(3,133)
From net realized gains	—	—	(64,087)	(3,322)
Select Class
From net investment income	—	(1,645)	(1,001)	(4,129)
From net realized gains	(49,152)	(2,119)	(50,490)	(5,178)

Total distributions to shareholders	(129,396)	(9,600)	(122,767)	(16,203)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	539,368	338,022	125,024	370,595

NET ASSETS:
Change in net assets	953,460	643,865	165,881	513,898
Beginning of period	1,999,422	1,355,557	863,420	349,522

End of period	$2,952,882	$1,999,422	$1,029,301	$863,420

Accumulated undistributed (distributions in excess of) net investment income	$(2,590)	$(353)	$336	$1,652

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

	Mid Cap Equity Fund		Mid Cap Growth Fund
	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,060	$5,474	$(2,027)	$155
Net realized gain (loss)	63,620	64,936	183,600	146,094
Distributions of capital gains received from investment company affiliates	1	—	—	—
Change in net unrealized appreciation/depreciation	124,615	143,890	181,132	169,741

Change in net assets resulting from operations	190,296	214,300	362,705	315,990

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(29)	(31)	—	—
From net realized gains	(4,217)	(75)	(69,231)	(25,563)
Class B
From net realized gains	—	—	(943)	(531)
Class C
From net investment income	—	(1)	—	—
From net realized gains	(1,100)	(15)	(3,392)	(1,148)
Class R2
From net realized gains	—	—	(58)	(11)
Class R5
From net realized gains	—	—	(2,276)	(664)
Class R6
From net realized gains	—	—	(5,408)	(826)
Select Class
From net investment income	(1,909)	(4,620)	—	—
From net realized gains	(90,616)	(6,960)	(99,863)	(36,115)

Total distributions to shareholders	(97,871)	(11,702)	(181,171)	(64,858)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	216,013	(63,705)	148,852	(100,151)

NET ASSETS:
Change in net assets	308,438	138,893	330,386	150,981
Beginning of period	960,227	821,334	1,577,797	1,426,816

End of period	$1,268,665	$960,227	$1,908,183	$1,577,797

Accumulated undistributed (distributions in excess of) net investment income	$(92)	$(214)	$(3,849)	$(1,822)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	55

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mid Cap Value Fund		Multi-Cap Market Neutral Fund
	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$55,953	$98,124	$(1,990)	$(4,302)
Net realized gain (loss)	413,993	465,647	9,484	21,526
Distributions of capital gains received from investment company affiliates	6	—	—	—
Change in net unrealized appreciation/depreciation	1,421,768	1,779,184	(1,641)	(12,985)

Change in net assets resulting from operations	1,891,720	2,342,955	5,853	4,239

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(14,338)	(25,622)	—	—
From net realized gains	(135,361)	(19,155)	—	—
Class B
From net realized gains	(524)	(292)	—	—
Class C
From net investment income	(38)	(2,608)	—	—
From net realized gains	(24,588)	(3,426)	—	—
Class R2
From net investment income	(201)	(363)	—	—
From net realized gains	(2,784)	(258)	—	—
Institutional Class
From net investment income	(69,637)	(64,280)	—	—
From net realized gains	(318,626)	(34,137)	—	—
Select Class
From net investment income	(17,743)	(27,916)	—	—
From net realized gains	(112,976)	(17,242)	—	—

Total distributions to shareholders	(696,816)	(195,299)	—	—

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	367,867	3,305,779	72,480	(174,093)

NET ASSETS:
Change in net assets	1,562,771	5,453,435	78,333	(169,854)
Beginning of period	13,262,982	7,809,547	343,786	513,640

End of period	$14,825,753	$13,262,982	$422,119	$343,786

Accumulated undistributed (distributions in excess of) net investment income	$2,640	$48,644	$(4,473)	$(2,483)

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

	Value Advantage Fund
	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$25,048	$27,476
Net realized gain (loss)	152,985	52,298
Distributions of capital gains received from investment company affiliates	5	—
Change in net unrealized appreciation/depreciation	409,220	438,061

Change in net assets resulting from operations	587,258	517,835

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(6,931)	(4,504)
From net realized gains	(30,061)	(1,946)
Class C
From net investment income	(562)	(368)
From net realized gains	(7,282)	(536)
Institutional Class
From net investment income	(19,755)	(8,338)
From net realized gains	(54,303)	(2,763)
Select Class
From net investment income	(12,951)	(7,570)
From net realized gains	(42,336)	(2,914)

Total distributions to shareholders	(174,181)	(28,939)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,348,712	2,075,888

NET ASSETS:
Change in net assets	1,761,789	2,564,784
Beginning of period	3,696,923	1,132,139

End of period	$5,458,712	$3,696,923

Accumulated undistributed (distributions in excess of) net investment income	$(881)	$14,270

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	57

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Growth Advantage Fund		Mid Cap Core Fund
	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$202,146	$118,895	$12,837	$30,581
Distributions reinvested	21,355	834	4,373	434
Cost of shares redeemed	(49,865)	(80,737)	(6,436)	(7,742)

Change in net assets resulting from Class A capital transactions	$173,636	$38,992	$10,774	$23,273

Class B
Proceeds from shares issued	$179	$106	$—	$—
Distributions reinvested	118	7	—	—
Cost of shares redeemed	(223)	(752)	—	—

Change in net assets resulting from Class B capital transactions	$74	$(639)	$—	$—

Class C
Proceeds from shares issued	$40,985	$15,313	$1,053	$402
Distributions reinvested	3,500	83	153	2
Cost of shares redeemed	(4,481)	(6,338)	(93)	(134)

Change in net assets resulting from Class C capital transactions	$40,004	$9,058	$1,113	$270

Class R2
Proceeds from shares issued	$—	$—	$232	$139
Distributions reinvested	—	—	16	2
Cost of shares redeemed	—	—	(25)	(1)

Change in net assets resulting from Class R2 capital transactions	$—	$—	$223	$140

Class R5
Proceeds from shares issued	$206,397	$327,999	$—	$—
Distributions reinvested	54,106	4,864	9	2
Cost of shares redeemed	(19,995)	(97,306)	—	—

Change in net assets resulting from Class R5 capital transactions	$240,508	$235,557	$9	$2

Class R6 (a)
Proceeds from shares issued	$50	$—	$96,094	$370,724
Distributions reinvested	—	—	66,591	6,360
Cost of shares redeemed	—	—	(3)	(60,026)

Change in net assets resulting from Class R6 capital transactions	$50	$—	$162,682	$317,058

Select Class
Proceeds from shares issued	$214,819	$347,648	$9,180	$184,036
Distributions reinvested	20,345	264	2,460	201
Cost of shares redeemed	(150,068)	(292,858)	(61,417)	(154,385)

Change in net assets resulting from Select Class capital transactions	$85,096	$55,054	$(49,777)	$29,852

Total change in net assets resulting from capital transactions	$539,368	$338,022	$125,024	$370,595

(a)	Commencement of offering of class of shares effective December 23, 2013 for Growth Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

	Growth Advantage Fund		Mid Cap Core Fund
	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013
SHARE TRANSACTIONS:
Class A
Issued	15,571	11,374	574	1,728
Reinvested	1,645	85	213	25
Redeemed	(3,877)	(7,790)	(289)	(405)

Change in Class A Shares	13,339	3,669	498	1,348

Class B
Issued	15	10	—	—
Reinvested	10	1	—	—
Redeemed	(19)	(79)	—	—

Change in Class B Shares	6	(68)	—	—

Class C
Issued	3,437	1,585	47	21
Reinvested	295	9	7	—	(a)
Redeemed	(380)	(669)	(4)	(7)

Change in Class C Shares	3,352	925	50	14

Class R2
Issued	—	—	11	7
Reinvested	—	—	1	—	(a)
Redeemed	—	—	(1)	—	(a)

Change in Class R2 Shares	—	—	11	7

Class R5
Issued	15,558	32,409	—	—
Reinvested	4,065	481	1	—	(a)
Redeemed	(1,531)	(9,664)	—	—

Change in Class R5 Shares	18,092	23,226	1	—	(a)

Class R6 (b)
Issued	3	—	4,280	20,721
Reinvested	—	—	3,201	356
Redeemed	—	—	— (a)	(3,360)

Change in Class R6 Shares	3	—	7,481	17,717

Select Class
Issued	16,494	31,902	424	10,273
Reinvested	1,541	26	119	11
Redeemed	(11,529)	(28,131)	(2,740)	(8,021)

Change in Select Class Shares	6,506	3,797	(2,197)	2,263

(a)	Amount rounds to less than 1,000.
(b)	Commencement of offering of class of shares effective December 23, 2013 for Growth Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	59

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mid Cap Equity Fund		Mid Cap Growth Fund
	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$35,763	$17,130	$40,866	$48,342
Distributions reinvested	4,242	106	65,053	23,844
Cost of shares redeemed	(2,808)	(5,274)	(57,579)	(115,922)

Change in net assets resulting from Class A capital transactions	$37,197	$11,962	$48,340	$(43,736)

Class B
Proceeds from shares issued	$—	$—	$44	$163
Distributions reinvested	—	—	905	512
Cost of shares redeemed	—	—	(1,400)	(4,906)

Change in net assets resulting from Class B capital transactions	$—	$—	$(451)	$(4,231)

Class C
Proceeds from shares issued	$8,269	$4,723	$3,537	$2,471
Distributions reinvested	1,100	16	2,860	948
Cost of shares redeemed	(836)	(349)	(2,433)	(5,306)

Change in net assets resulting from Class C capital transactions	$8,533	$4,390	$3,964	$(1,887)

Class R2
Proceeds from shares issued	$—	$—	$355	$122
Distributions reinvested	—	—	58	11
Cost of shares redeemed	—	—	(139)	(90)

Change in net assets resulting from Class R2 capital transactions	$—	$—	$274	$43

Class R5
Proceeds from shares issued	$—	$—	$4,753	$4,842
Distributions reinvested	—	—	2,276	664
Cost of shares redeemed	—	—	(1,903)	(5,382)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$5,126	$124

Class R6
Proceeds from shares issued	$—	$—	$6,861	$32,440
Distributions reinvested	—	—	4,757	826
Cost of shares redeemed	—	—	(4,748)	(4,753)

Change in net assets resulting from Class R6 capital transactions	$—	$—	$6,870	$28,513

Select Class
Proceeds from shares issued	$289,002	$425,901	$85,888	$131,018
Distributions reinvested	81,358	10,102	84,914	30,576
Cost of shares redeemed	(200,077)	(516,060)	(86,073)	(240,571)

Change in net assets resulting from Select Class capital transactions	$170,283	$(80,057)	$84,729	$(78,977)

Total change in net assets resulting from capital transactions	$216,013	$(63,705)	$148,852	$(100,151)

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

	Mid Cap Equity Fund		Mid Cap Growth Fund
	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013
SHARE TRANSACTIONS:
Class A
Issued	862	475	1,615	2,246
Reinvested	107	3	2,708	1,214
Redeemed	(68)	(147)	(2,259)	(5,508)

Change in Class A Shares	901	331	2,064	(2,048)

Class B
Issued	—	—	3	11
Reinvested	—	—	53	35
Redeemed	—	—	(75)	(313)

Change in Class B Shares	—	—	(19)	(267)

Class C
Issued	201	132	161	134
Reinvested	28	1	140	55
Redeemed	(20)	(10)	(111)	(292)

Change in Class C Shares	209	123	190	(103)

Class R2
Issued	—	—	13	5
Reinvested	—	—	2	1
Redeemed	—	—	(5)	(4)

Change in Class R2 Shares	—	—	10	2

Class R5
Issued	—	—	177	207
Reinvested	—	—	86	31
Redeemed	—	—	(70)	(229)

Change in Class R5 Shares	—	—	193	9

Class R6
Issued	—	—	245	1,389
Reinvested	—	—	179	39
Redeemed	—	—	(173)	(204)

Change in Class R6 Shares	—	—	251	1,224

Select Class
Issued	7,020	12,148	3,097	5,687
Reinvested	2,038	297	3,204	1,429
Redeemed	(4,871)	(14,229)	(3,099)	(10,555)

Change in Select Class Shares	4,187	(1,784)	3,202	(3,439)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	61

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mid Cap Value Fund		Multi-Cap Market Neutral Fund
	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$247,511	$1,210,890	$2,055	$5,478
Distributions reinvested	139,350	42,247	—	—
Cost of shares redeemed	(491,193)	(610,574)	(3,223)	(11,203)

Change in net assets resulting from Class A capital transactions	$(104,332)	$642,563	$(1,168)	$(5,725)

Class B
Proceeds from shares issued	$52	$334	$3	$3
Distributions reinvested	502	267	—	—
Cost of shares redeemed	(4,631)	(49,930)	(283)	(870)

Change in net assets resulting from Class B capital transactions	$(4,077)	$(49,329)	$(280)	$(867)

Class C
Proceeds from shares issued	$17,449	$133,195	$104	$751
Distributions reinvested	19,472	4,745	—	—
Cost of shares redeemed	(31,043)	(66,664)	(1,656)	(5,233)

Change in net assets resulting from Class C capital transactions	$5,878	$71,276	$(1,552)	$(4,482)

Class R2
Proceeds from shares issued	$10,559	$45,141	$—	$—
Distributions reinvested	2,790	576	—	—
Cost of shares redeemed	(8,068)	(10,908)	—	—

Change in net assets resulting from Class R2 capital transactions	$5,281	$34,809	$—	$—

Institutional Class
Proceeds from shares issued	$1,168,105	$2,982,640	$—	$—
Distributions reinvested	315,542	79,639	—	—
Cost of shares redeemed	(678,281)	(1,002,437)	—	—

Change in net assets resulting from Institutional Class capital transactions	$805,366	$2,059,842	$—	$—

Select Class
Proceeds from shares issued	$293,329	$1,124,563	$78,247	$29,513
Distributions reinvested	120,569	34,904	—	—
Cost of shares redeemed	(754,147)	(612,849)	(2,767)	(192,532)

Change in net assets resulting from Select Class capital transactions	$(340,249)	$546,618	$75,480	$(163,019)

Total change in net assets resulting from capital transactions	$367,867	$3,305,779	$72,480	$(174,093)

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

	Mid Cap Value Fund		Multi-Cap Market Neutral Fund
	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013
SHARE TRANSACTIONS:
Class A
Issued	7,353	42,201	209	567
Reinvested	4,172	1,526	—	—
Redeemed	(14,641)	(21,054)	(330)	(1,165)

Change in Class A Shares	(3,116)	22,673	(121)	(598)

Class B
Issued	2	12	1	— (a)
Reinvested	15	10	—	—
Redeemed	(141)	(1,796)	(31)	(94)

Change in Class B Shares	(124)	(1,774)	(30)	(94)

Class C
Issued	535	4,806	10	81
Reinvested	602	176	—	—
Redeemed	(946)	(2,386)	(178)	(568)

Change in Class C Shares	191	2,596	(168)	(487)

Class R2
Issued	323	1,617	—	—
Reinvested	86	22	—	—
Redeemed	(246)	(378)	—	—

Change in Class R2 Shares	163	1,261	—	—

Institutional Class
Issued	33,569	101,790	—	—
Reinvested	9,240	2,827	—	—
Redeemed	(19,677)	(34,195)	—	—

Change in Institutional Class Shares	23,132	70,422	—	—

Select Class
Issued	8,647	38,813	7,798	3,039
Reinvested	3,571	1,250	—	—
Redeemed	(21,757)	(20,799)	(278)	(19,620)

Change in Select Class Shares	(9,539)	19,264	7,520	(16,581)

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	63

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Value Advantage Fund
	Six Months Ended 12/31/2013 (Unaudited)	Year Ended 6/30/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$420,020	$586,395
Distributions reinvested	34,685	6,154
Cost of shares redeemed	(119,561)	(121,764)

Change in net assets resulting from Class A capital transactions	$335,144	$470,785

Class C
Proceeds from shares issued	$63,275	$82,479
Distributions reinvested	6,053	752
Cost of shares redeemed	(11,300)	(20,667)

Change in net assets resulting from Class C capital transactions	$58,028	$62,564

Institutional Class
Proceeds from shares issued	$687,571	$953,269
Distributions reinvested	69,075	10,007
Cost of shares redeemed	(206,082)	(69,891)

Change in net assets resulting from Institutional Class capital transactions	$550,564	$893,385

Select Class
Proceeds from shares issued	$619,318	$759,414
Distributions reinvested	49,543	7,729
Cost of shares redeemed	(263,885)	(117,989)

Change in net assets resulting from Select Class capital transactions	$404,976	$649,154

Total change in net assets resulting from capital transactions	$1,348,712	$2,075,888

SHARE TRANSACTIONS:
Class A
Issued	16,227	26,590
Reinvested	1,320	287
Redeemed	(4,587)	(5,402)

Change in Class A Shares	12,960	21,475

Class C
Issued	2,434	3,602
Reinvested	232	35
Redeemed	(433)	(938)

Change in Class C Shares	2,233	2,699

Institutional Class
Issued	26,119	42,258
Reinvested	2,610	466
Redeemed	(7,758)	(3,137)

Change in Institutional Class Shares	20,971	39,587

Select Class
Issued	23,439	34,123
Reinvested	1,877	360
Redeemed	(9,896)	(5,249)

Change in Select Class Shares	15,420	29,234

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	65

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Growth Advantage Fund
Class A
Six Months Ended December 31, 2013 (Unaudited)	$11.43	$(0.03	)(f)	$2.85	$2.82	$—	$(0.64)	$(0.64)
Year Ended June 30, 2013	9.49	0.01	(f)(g)	1.97	1.98	(0.01)	(0.03)	(0.04)
Year Ended June 30, 2012	9.28	(0.03	)(f)(h)	0.24	0.21	—	—	—
Year Ended June 30, 2011	6.76	(0.04	)(f)	2.56	2.52	—	—	—
Year Ended June 30, 2010	5.88	(0.03	)(f)	0.91	0.88	—	—	—
Year Ended June 30, 2009	8.14	(0.03	)(f)	(2.23)	(2.26)	—	—	—

Class B
Six Months Ended December 31, 2013 (Unaudited)	10.50	(0.05	)(f)	2.62	2.57	—	(0.64)	(0.64)
Year Ended June 30, 2013	8.76	(0.04	)(f)(g)	1.81	1.77	—	(0.03)	(0.03)
Year Ended June 30, 2012	8.61	(0.07	)(f)(h)	0.22	0.15	—	—	—
Year Ended June 30, 2011	6.31	(0.07	)(f)	2.37	2.30	—	—	—
Year Ended June 30, 2010	5.51	(0.06	)(f)	0.86	0.80	—	—	—
Year Ended June 30, 2009	7.67	(0.06	)(f)	(2.10)	(2.16)	—	—	—

Class C
Six Months Ended December 31, 2013 (Unaudited)	10.51	(0.05	)(f)	2.62	2.57	—	(0.64)	(0.64)
Year Ended June 30, 2013	8.77	(0.04	)(f)(g)	1.81	1.77	—	(0.03)	(0.03)
Year Ended June 30, 2012	8.61	(0.07	)(f)(h)	0.23	0.16	—	—	—
Year Ended June 30, 2011	6.31	(0.08	)(f)	2.38	2.30	—	—	—
Year Ended June 30, 2010	5.52	(0.06	)(f)	0.85	0.79	—	—	—
Year Ended June 30, 2009	7.68	(0.06	)(f)	(2.10)	(2.16)	—	—	—

Class R5
Six Months Ended December 31, 2013 (Unaudited)	11.68	—	(f)(j)	2.92	2.92	—	(0.64)	(0.64)
Year Ended June 30, 2013	9.69	0.06	(f)(g)	2.01	2.07	(0.05)	(0.03)	(0.08)
Year Ended June 30, 2012	9.44	0.01	(f)(h)	0.24	0.25	—	—	—
Year Ended June 30, 2011	6.86	—	(f)(j)	2.58	2.58	—	—	—
Year Ended June 30, 2010	5.93	—	(f)(j)	0.93	0.93	—	—	—
January 8, 2009 (i) through June 30, 2009	5.37	—	(f)(j)	0.56	0.56	—	—	—

Class R6
December 23, 2013 (i) through December 31, 2013 (Unaudited)	13.86	—	(f)(j)	0.10	0.10	—	—	—

Select Class
Six Months Ended December 31, 2013 (Unaudited)	11.60	(0.01	)(f)	2.90	2.89	—	(0.64)	(0.64)
Year Ended June 30, 2013	9.63	0.04	(f)(g)	1.98	2.02	(0.02)	(0.03)	(0.05)
Year Ended June 30, 2012	9.39	(0.02	)(f)(h)	0.26	0.24	—	—	—
Year Ended June 30, 2011	6.83	(0.02	)(f)	2.58	2.56	—	—	—
Year Ended June 30, 2010	5.93	(0.01	)(f)	0.91	0.90	—	—	—
Year Ended June 30, 2009	8.18	(0.01	)(f)	(2.24)	(2.25)	—	—	—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$13.61	24.91%	$511,230	1.24%	(0.41)%		1.30%	34%
11.43	20.95	276,670	1.24	0.11	(g)	1.28	76
9.49	2.26	194,911	1.25	(0.37	)(h)	1.30	86
9.28	37.28	176,492	1.25	(0.45)		1.31	96
6.76	14.97	101,814	1.31	(0.41)		1.31	102
5.88	(27.76)	71,841	1.35	(0.48)		1.42	119

12.43	24.73	2,532	1.73	(0.91)		1.79	34
10.50	20.29	2,081	1.74	(0.38	)(g)	1.78	76
8.76	1.74	2,327	1.75	(0.89	)(h)	1.80	86
8.61	36.45	3,157	1.75	(0.94)		1.81	96
6.31	14.52	3,070	1.81	(0.91)		1.81	102
5.51	(28.16)	3,304	1.87	(1.02)		1.92	119

12.44	24.71	92,171	1.74	(0.91)		1.80	34
10.51	20.27	42,655	1.74	(0.38	)(g)	1.78	76
8.77	1.86	27,469	1.75	(0.84	)(h)	1.80	86
8.61	36.45	20,676	1.75	(0.95)		1.81	96
6.31	14.31	12,811	1.81	(0.91)		1.81	102
5.52	(28.13)	9,300	1.87	(1.02)		1.91	119

13.96	25.23	1,250,877	0.84	(0.02)		0.85	34
11.68	21.49	835,233	0.83	0.55	(g)	0.84	76
9.69	2.65	468,064	0.85	0.07	(h)	0.85	86
9.44	37.61	179,677	0.86	(0.05)		0.86	96
6.86	15.68	76,767	0.86	0.05		0.86	102
5.93	10.43	46,312	0.90	(0.08)		1.06	119

13.96	0.72	50	0.80	(0.17)		0.82	34

13.85	25.15	1,096,022	1.04	(0.21)		1.05	34
11.60	21.14	842,783	1.03	0.37	(g)	1.03	76
9.63	2.56	662,786	1.05	(0.18	)(h)	1.05	86
9.39	37.48	836,154	1.06	(0.27)		1.06	96
6.83	15.18	604,663	1.06	(0.16)		1.06	102
5.93	(27.51)	441,345	1.10	(0.24)		1.17	119

(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.02), $(0.06), $(0.06), $0.03 and $0.01 for Class A, Class B, Class C, Class R5 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.17)%, (0.66)%, (0.66)%, 0.27% and 0.09% for Class A, Class B, Class C, Class R5 and Select Class Shares, respectively.
(h)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.05), $(0.09), $(0.09), $(0.01) and $(0.03) for Class A, Class B, Class C, Class R5 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.56)%, (1.08)%, (1.03)%, (0.12)% and (0.37)% for Class A, Class B, Class C, Class R5 and Select Class Shares, respectively.
(i)	Commencement of offering of class of shares.
(j)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	67

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mid Cap Core Fund
Class A
Six Months Ended December 31, 2013 (Unaudited)	$20.60	$0.01	(f)(g)	$3.64	$3.65	$(0.01)	$(2.71)	$(2.72)
Year Ended June 30, 2013	17.16	0.15	(f)(h)	3.66	3.81	(0.16)	(0.21)	(0.37)
Year Ended June 30, 2012	17.19	0.08	(f)	(0.10)	(0.02)	— (i)	(0.01)	(0.01)
November 30, 2010 (j) through June 30, 2011	15.00	0.01	(f)	2.18	2.19	— (i)	—	— (i)

Class C
Six Months Ended December 31, 2013 (Unaudited)	20.49	(0.05	)(f)(g)	3.62	3.57	(0.01)	(2.71)	(2.72)
Year Ended June 30, 2013	17.03	0.04	(f)(h)	3.67	3.71	(0.04)	(0.21)	(0.25)
Year Ended June 30, 2012	17.15	—	(f)(i)	(0.11)	(0.11)	— (i)	(0.01)	(0.01)
November 30, 2010 (j) through June 30, 2011	15.00	(0.04	)(f)	2.19	2.15	—	—	—

Class R2
Six Months Ended December 31, 2013 (Unaudited)	20.55	(0.02	)(f)(g)	3.63	3.61	(0.01)	(2.71)	(2.72)
Year Ended June 30, 2013	17.10	0.10	(f)(h)	3.65	3.75	(0.09)	(0.21)	(0.30)
Year Ended June 30, 2012	17.17	0.04	(f)	(0.10)	(0.06)	— (i)	(0.01)	(0.01)
November 30, 2010 (j) through June 30, 2011	15.00	(0.02	)(f)	2.19	2.17	—	—	—

Class R5
Six Months Ended December 31, 2013 (Unaudited)	20.75	0.06	(f)(g)	3.67	3.73	(0.08)	(2.71)	(2.79)
Year Ended June 30, 2013	17.23	0.22	(f)(h)	3.70	3.92	(0.19)	(0.21)	(0.40)
Year Ended June 30, 2012	17.23	0.15	(f)	(0.09)	0.06	(0.05)	(0.01)	(0.06)
November 30, 2010 (j) through June 30, 2011	15.00	0.05	(f)	2.19	2.24	(0.01)	—	(0.01)

Class R6
Six Months Ended December 31, 2013 (Unaudited)	20.75	0.06	(f)(g)	3.67	3.73	(0.09)	(2.71)	(2.80)
Year Ended June 30, 2013	17.23	0.24	(f)(h)	3.69	3.93	(0.20)	(0.21)	(0.41)
Year Ended June 30, 2012	17.24	0.21	(f)	(0.15)	0.06	(0.06)	(0.01)	(0.07)
January 31, 2011 (m) through June 30, 2011	16.36	0.05	(f)	0.83	0.88	—	—	—

Select Class
Six Months Ended December 31, 2013 (Unaudited)	20.69	0.04	(f)(g)	3.67	3.71	(0.05)	(2.71)	(2.76)
Year Ended June 30, 2013	17.18	0.20	(f)(h)	3.69	3.89	(0.17)	(0.21)	(0.38)
Year Ended June 30, 2012	17.22	0.13	(f)	(0.12)	0.01	(0.04)	(0.01)	(0.05)
November 30, 2010 (j) through June 30, 2011	15.00	0.04	(f)	2.19	2.23	(0.01)	—	(0.01)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.00, $(0.05), $(0.02), $0.05, $0.06 and $0.04 for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been 0.03%, (0.44)%, (0.21)%, 0.47%, 0.52% and 0.36% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.06, $(0.05), $0.01, $0.13, $0.15 and $0.11 for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been 0.32%, (0.29)%, 0.03%, 0.70%, 0.77% and 0.56% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
(i)	Amount rounds to less than $0.01.
(j)	Commencement of operations.
(k)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended June 30, 2011.
(l)	Ratios are disproportionate between classes due to the size of net assets and fixed expense.
(m)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$21.53	18.38%	$40,331	1.25%		0.05	%(g)	1.28%		32%
20.60	22.57	28,329	1.24		0.80	(h)	1.28		159
17.16	(0.13)	455	1.24		0.50		1.31		44
17.19	14.70	276	1.24	(k)	0.11	(k)	5.79	(k)(l)	13

21.34	18.09	1,525	1.75		(0.41	)(g)	1.78		32
20.49	22.00	422	1.74		0.20	(h)	1.78		159
17.03	(0.65)	125	1.74		(0.02)		1.81		44
17.15	14.33	99	1.75	(k)	(0.39	)(k)	6.49	(k)(l)	13

21.44	18.21	441	1.50		(0.19	)(g)	1.53		32
20.55	22.24	210	1.49		0.51	(h)	1.53		159
17.10	(0.36)	57	1.49		0.22		1.57		44
17.17	14.53	57	1.49	(k)	(0.17	)(k)	6.84	(k)(l)	13

21.69	18.65	84	0.80		0.49	(g)	0.83		32
20.75	23.13	71	0.79		1.19	(h)	0.83		159
17.23	0.33	58	0.79		0.92		0.86		44
17.23	15.00	57	0.80	(k)	0.52	(k)	6.17	(k)(l)	13

21.68	18.65	581,842	0.75		0.55	(g)	0.78		32
20.75	23.19	401,578	0.74		1.26	(h)	0.78		159
17.23	0.33	28,251	0.74		1.18		0.78		44
17.24	5.38	53	0.75	(k)	0.68	(k)	5.52	(k)(l)	13

21.64	18.60	405,078	0.90		0.39	(g)	1.03		32
20.69	22.97	432,810	0.95		1.05	(h)	1.03		159
17.18	0.06	320,576	0.99		0.76		1.06		44
17.22	14.84	91,240	1.00	(k)	0.41	(k)	3.41	(k)(l)	13

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	69

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mid Cap Equity Fund
Class A
Six Months Ended December 31, 2013 (Unaudited)	$38.10	$0.01	(f)(g)	$6.83	$6.84	$(0.02)	$(3.38)	$(3.40)
Year Ended June 30, 2013	30.97	0.10	(f)(h)	7.36	7.46	(0.07)	(0.26)	(0.33)
Year Ended June 30, 2012	31.29	0.10	(f)(i)	(0.34)	(0.24)	(0.08)	—	(0.08)
Year Ended June 30, 2011	22.95	0.04	(f)	8.36	8.40	(0.06)	—	(0.06)
November 2, 2009 (j) through June 30, 2010	21.55	0.05		1.41	1.46	(0.06)	—	(0.06)

Class C
Six Months Ended December 31, 2013 (Unaudited)	37.71	(0.09	)(f)(g)	6.75	6.66	—	(3.38)	(3.38)
Year Ended June 30, 2013	30.75	(0.07	)(f)(h)	7.29	7.22	— (k)	(0.26)	(0.26)
Year Ended June 30, 2012	31.16	(0.05	)(f)(i)	(0.35)	(0.40)	(0.01)	—	(0.01)
Year Ended June 30, 2011	22.93	(0.12	)(f)	8.37	8.25	(0.02)	—	(0.02)
November 2, 2009 (j) through June 30, 2010	21.55	(0.03)		1.41	1.38	— (k)	—	— (k)

Select Class
Six Months Ended December 31, 2013 (Unaudited)	38.22	0.08	(f)(g)	6.87	6.95	(0.07)	(3.38)	(3.45)
Year Ended June 30, 2013	31.05	0.20	(f)(h)	7.40	7.60	(0.17)	(0.26)	(0.43)
Year Ended June 30, 2012	31.36	0.19	(f)(i)	(0.33)	(0.14)	(0.17)	—	(0.17)
Year Ended June 30, 2011	22.97	0.14	(f)	8.37	8.51	(0.12)	—	(0.12)
Year Ended June 30, 2010	18.97	0.12		4.00	4.12	(0.12)	—	(0.12)
Year Ended June 30, 2009	28.63	0.18		(8.37)	(8.19)	(0.17)	(1.30)	(1.47)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.01, $(0.10), and $0.07 for Class A, Class C and Select Class Shares, respectively, and the net investment income (loss) ratio would have been 0.04%, (0.46)% and 0.36% for Class A, Class C and Select Class Shares, respectively.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.03, $(0.14) and $0.14 for Class A, Class C and Select Class Shares, respectively, and the net investment income (loss) ratio would have been 0.09%, (0.39)% and 0.39% for Class A, Class C and Select Class Shares, respectively.
(i)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.05, $(0.10) and $0.14 for Class A, Class C and Select Class Shares, respectively, and the net investment income (loss) ratio would have been 0.18%, (0.33)% and 0.48% for Class A, Class C and Select Class Shares, respectively.
(j)	Commencement of offering of class of shares.
(k)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$41.54	18.36%	$60,527	1.24%	0.07	%(g)	1.47%	30%
38.10	24.23	21,171	1.24	0.27	(h)	1.49	67
30.97	(0.76)	6,965	1.24	0.34	(i)	1.54	55
31.29	36.60	2,918	1.24	0.14		1.53	88
22.95	6.77	1,394	1.24	0.30		1.44	56

40.99	18.06	15,258	1.74	(0.44	)(g)	1.97	30
37.71	23.60	6,136	1.74	(0.21	)(h)	2.00	67
30.75	(1.29)	1,244	1.75	(0.18	)(i)	2.03	55
31.16	35.98	447	1.74	(0.40)		2.06	88
22.93	6.40	65	1.74	(0.23)		1.92	56

41.72	18.59	1,192,880	0.89	0.38	(g)	1.22	30
38.22	24.64	932,920	0.89	0.57	(h)	1.23	67
31.05	(0.42)	813,125	0.89	0.64	(i)	1.30	55
31.36	37.09	568,854	0.89	0.50		1.27	88
22.97	21.72	463,478	0.89	0.55		1.17	56
18.97	(28.02)	195,785	0.90	0.94		1.20	107

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	71

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
Mid Cap Growth Fund
Class A
Six Months Ended December 31, 2013 (Unaudited)	$22.99	$(0.05	)(f)(g)	$5.18	$5.13	$(2.79)
Year Ended June 30, 2013	19.52	(0.04	)(f)(h)	4.50	4.46	(0.99)
Year Ended June 30, 2012	23.30	(0.05	)(f)(i)	(1.72)	(1.77)	(2.01)
Year Ended June 30, 2011	16.35	(0.09	)(f)	7.04	6.95	—
Year Ended June 30, 2010	13.68	(0.09	)(f)	2.76	2.67	—
Year Ended June 30, 2009	20.46	(0.07	)(f)	(6.33)	(6.40)	(0.38)

Class B
Six Months Ended December 31, 2013 (Unaudited)	17.00	(0.08	)(f)(g)	3.79	3.71	(2.79)
Year Ended June 30, 2013	14.76	(0.11	)(f)(h)	3.34	3.23	(0.99)
Year Ended June 30, 2012	18.29	(0.12	)(f)(i)	(1.40)	(1.52)	(2.01)
Year Ended June 30, 2011	12.90	(0.16	)(f)	5.55	5.39	—
Year Ended June 30, 2010	10.85	(0.14	)(f)	2.19	2.05	—
Year Ended June 30, 2009	16.45	(0.13	)(f)	(5.09)	(5.22)	(0.38)

Class C
Six Months Ended December 31, 2013 (Unaudited)	19.97	(0.10	)(f)(g)	4.49	4.39	(2.79)
Year Ended June 30, 2013	17.17	(0.12	)(f)(h)	3.91	3.79	(0.99)
Year Ended June 30, 2012	20.88	(0.13	)(f)(i)	(1.57)	(1.70)	(2.01)
Year Ended June 30, 2011	14.73	(0.18	)(f)	6.33	6.15	—
Year Ended June 30, 2010	12.39	(0.16	)(f)	2.50	2.34	—
Year Ended June 30, 2009	18.70	(0.15	)(f)	(5.78)	(5.93)	(0.38)

Class R2
Six Months Ended December 31, 2013 (Unaudited)	24.56	(0.08	)(f)(g)	5.55	5.47	(2.79)
Year Ended June 30, 2013	20.83	(0.07	)(f)(h)	4.79	4.72	(0.99)
Year Ended June 30, 2012	24.73	(0.07	)(f)(i)	(1.82)	(1.89)	(2.01)
Year Ended June 30, 2011	17.38	(0.13	)(f)	7.48	7.35	—
Year Ended June 30, 2010	14.56	(0.12	)(f)	2.94	2.82	—
June 19, 2009 (j) through June 30, 2009	14.56	—	(f)(k)	— (k)	— (k)	—

Class R5
Six Months Ended December 31, 2013 (Unaudited)	25.15	—	(f)(g)(k)	5.70	5.70	(2.79)
Year Ended June 30, 2013	21.18	0.06	(f)(h)	4.90	4.96	(0.99)
November 1, 2011 (j) through June 30, 2012	21.75	0.04	(f)(i)	1.40	1.44	(2.01)

Class R6
Six Months Ended December 31, 2013 (Unaudited)	25.17	0.01	(f)(g)	5.70	5.71	(2.79)
Year Ended June 30, 2013	21.19	0.08	(f)(h)	4.89	4.97	(0.99)
November 1, 2011 (j) through June 30, 2012	21.75	0.08	(f)(i)	1.37	1.45	(2.01)

Select Class
Six Months Ended December 31, 2013 (Unaudited)	25.08	(0.01	)(f)(g)	5.68	5.67	(2.79)
Year Ended June 30, 2013	21.15	0.03	(f)(h)	4.89	4.92	(0.99)
Year Ended June 30, 2012	24.97	0.02	(f)(i)	(1.83)	(1.81)	(2.01)
Year Ended June 30, 2011	17.47	(0.03	)(f)	7.53	7.50	—
Year Ended June 30, 2010	14.57	(0.04	)(f)	2.94	2.90	—
Year Ended June 30, 2009	21.68	(0.03	)(f)	(6.70)	(6.73)	(0.38)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.06), $(0.09), $(0.11), $(0.09), $(0.00), $0.01 and $(0.02) for Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.46)%, (0.93)%, (0.95)%, (0.62)%, (0.01)%, 0.09% and (0.15)% for Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$25.33	22.95%	$698,868	1.23%	(0.42	)%(g)	1.41%	41%
22.99	23.70	586,787	1.23	(0.17	)(h)	1.45	70
19.52	(6.61)	538,323	1.24	(0.23	)(i)	1.38	70
23.30	42.51	696,334	1.24	(0.44)		1.36	79
16.35	19.52	560,054	1.24	(0.53)		1.42	82
13.68	(30.97)	520,201	1.24	(0.48)		1.56	96

17.92	22.68	6,948	1.70	(0.89	)(g)	1.91	41
17.00	22.99	6,923	1.73	(0.69	)(h)	1.94	70
14.76	(7.08)	9,948	1.75	(0.77	)(i)	1.88	70
18.29	41.78	18,648	1.77	(0.97)		1.86	79
12.90	18.89	20,893	1.77	(1.07)		1.92	82
10.85	(31.35)	29,963	1.88	(1.14)		2.03	96

21.57	22.67	29,739	1.72	(0.91	)(g)	1.91	41
19.97	23.03	23,745	1.73	(0.67	)(h)	1.95	70
17.17	(7.06)	22,190	1.75	(0.75	)(i)	1.88	70
20.88	41.75	29,187	1.77	(0.97)		1.86	79
14.73	18.89	23,389	1.77	(1.06)		1.92	82
12.39	(31.38)	25,624	1.88	(1.13)		2.04	96

27.24	22.87	631	1.39	(0.58	)(g)	1.66	41
24.56	23.46	320	1.39	(0.32	)(h)	1.71	70
20.83	(6.72)	230	1.40	(0.35	)(i)	1.63	70
24.73	42.29	121	1.40	(0.59)		1.60	79
17.38	19.37	63	1.40	(0.69)		1.67	82
14.56	0.00	83	1.22	(0.31)		1.94	96

28.06	23.26	25,345	0.79	0.03	(g)	0.96	41
25.15	24.22	17,848	0.79	0.28	(h)	1.00	70
21.18	7.71	14,837	0.78	0.31	(i)	0.92	70

28.09	23.27	59,986	0.74	0.08	(g)	0.91	41
25.17	24.26	47,434	0.74	0.34	(h)	0.98	70
21.19	7.76	13,982	0.73	0.58	(i)	0.87	70

27.96	23.16	1,086,666	0.92	(0.11	)(g)	1.16	41
25.08	24.06	894,740	0.93	0.14	(h)	1.20	70
21.15	(6.31)	827,306	0.93	0.09	(i)	1.13	70
24.97	42.93	1,031,463	0.93	(0.13)		1.10	79
17.47	19.90	685,843	0.93	(0.22)		1.17	82
14.57	(30.74)	631,380	0.98	(0.23)		1.30	96

(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.09), $(0.15), $(0.17), $(0.13), $0.01, $0.02 and $(0.02) for Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.42)%, (0.94)%, (0.92)%, (0.57)%, 0.04%, 0.09% and (0.10)% for Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
(i)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.09), $(0.15), $(0.17), $(0.12), less than $0.01, $0.03 and $(0.03) for Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.46)%, (0.99)%, (0.97)%, (0.57)%, (0.03)%, 0.24% and (0.14)% for Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
(j)	Commencement of offering of class of shares.
(k)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	73

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mid Cap Value Fund
Class A
Six Months Ended December 31, 2013 (Unaudited)	$31.68	$0.08	(f)	$4.36	$4.44	$(0.15)	$(1.45)	$(1.60)
Year Ended June 30, 2013	25.80	0.19	(f)(g)	6.20	6.39	(0.29)	(0.22)	(0.51)
Year Ended June 30, 2012	24.76	0.20	(f)	1.00	1.20	(0.16)	—	(0.16)
Year Ended June 30, 2011	18.91	0.18	(f)	5.85	6.03	(0.18)	—	(0.18)
Year Ended June 30, 2010	15.24	0.19	(f)	3.48	3.67	—	—	—
Year Ended June 30, 2009	21.91	0.28	(f)	(5.92)	(5.64)	(0.34)	(0.69)	(1.03)

Class B
Six Months Ended December 31, 2013 (Unaudited)	31.05	—	(f)(h)	4.27	4.27	—	(1.45)	(1.45)
Year Ended June 30, 2013	25.16	0.03	(f)(g)	6.08	6.11	—	(0.22)	(0.22)
Year Ended June 30, 2012	24.10	0.07	(f)	0.99	1.06	—	—	—
Year Ended June 30, 2011	18.38	0.07	(f)	5.69	5.76	(0.04)	—	(0.04)
Year Ended June 30, 2010	14.89	0.10	(f)	3.39	3.49	—	—	—
Year Ended June 30, 2009	21.39	0.20	(f)	(5.79)	(5.59)	(0.22)	(0.69)	(0.91)

Class C
Six Months Ended December 31, 2013 (Unaudited)	30.84	—	(f)(h)	4.23	4.23	— (h)	(1.45)	(1.45)
Year Ended June 30, 2013	25.14	0.05	(f)(g)	6.03	6.08	(0.16)	(0.22)	(0.38)
Year Ended June 30, 2012	24.13	0.07	(f)	0.98	1.05	(0.04)	—	(0.04)
Year Ended June 30, 2011	18.44	0.07	(f)	5.69	5.76	(0.07)	—	(0.07)
Year Ended June 30, 2010	14.94	0.10	(f)	3.40	3.50	—	—	—
Year Ended June 30, 2009	21.45	0.20	(f)	(5.80)	(5.60)	(0.22)	(0.69)	(0.91)

Class R2
Six Months Ended December 31, 2013 (Unaudited)	30.81	0.04	(f)	4.23	4.27	(0.10)	(1.45)	(1.55)
Year Ended June 30, 2013	25.18	0.12	(f)(g)	6.03	6.15	(0.30)	(0.22)	(0.52)
Year Ended June 30, 2012	24.27	0.14	(f)	0.97	1.11	(0.20)	—	(0.20)
Year Ended June 30, 2011	18.63	0.12	(f)	5.76	5.88	(0.24)	—	(0.24)
Year Ended June 30, 2010	15.06	0.15	(f)	3.42	3.57	—	—	—
November 3, 2008 (h) through June 30, 2009	16.34	0.20	(f)	(0.30)	(0.10)	(0.49)	(0.69)	(1.18)

Institutional Class
Six Months Ended December 31, 2013 (Unaudited)	32.26	0.17	(f)	4.45	4.62	(0.31)	(1.45)	(1.76)
Year Ended June 30, 2013	26.24	0.34	(f)(g)	6.31	6.65	(0.41)	(0.22)	(0.63)
Year Ended June 30, 2012	25.19	0.32	(f)	1.01	1.33	(0.28)	—	(0.28)
Year Ended June 30, 2011	19.22	0.30	(f)	5.95	6.25	(0.28)	—	(0.28)
Year Ended June 30, 2010	15.43	0.29	(f)	3.52	3.81	(0.02)	—	(0.02)
Year Ended June 30, 2009	22.31	0.38	(f)	(6.06)	(5.68)	(0.51)	(0.69)	(1.20)

Select Class
Six Months Ended December 31, 2013 (Unaudited)	31.95	0.13	(f)	4.40	4.53	(0.22)	(1.45)	(1.67)
Year Ended June 30, 2013	26.01	0.27	(f)(g)	6.24	6.51	(0.35)	(0.22)	(0.57)
Year Ended June 30, 2012	24.97	0.26	(f)	1.01	1.27	(0.23)	—	(0.23)
Year Ended June 30, 2011	19.07	0.24	(f)	5.90	6.14	(0.24)	—	(0.24)
Year Ended June 30, 2010	15.34	0.24	(f)	3.49	3.73	— (i)	—	— (i)
Year Ended June 30, 2009	22.14	0.34	(f)	(6.01)	(5.67)	(0.44)	(0.69)	(1.13)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$34.52	14.22%	$3,333,576	1.23%	0.50%		1.36%	12%
31.68	25.06	3,157,503	1.23	0.67	(g)	1.38	23
25.80	4.92	1,986,930	1.24	0.83		1.41	30
24.76	31.96	1,979,270	1.23	0.81		1.39	41
18.91	24.08	1,705,572	1.23	1.04		1.40	34
15.24	(25.49)	1,600,044	1.25	1.71		1.42	47

33.87	13.95	12,570	1.71	0.00	(j)	1.86	12
31.05	24.42	15,382	1.74	0.13	(g)	1.88	23
25.16	4.40	57,100	1.75	0.30		1.91	30
24.10	31.33	90,427	1.74	0.30		1.89	41
18.38	23.44	96,966	1.74	0.53		1.90	34
14.89	(25.89)	108,114	1.75	1.21		1.92	47

33.62	13.93	589,548	1.74	(0.01)		1.86	12
30.84	24.43	534,813	1.74	0.16	(g)	1.88	23
25.14	4.38	370,781	1.75	0.32		1.91	30
24.13	31.29	373,415	1.74	0.30		1.89	41
18.44	23.43	309,513	1.74	0.53		1.90	34
14.94	(25.88)	299,956	1.75	1.20		1.92	47

33.53	14.07	67,511	1.49	0.25		1.61	12
30.81	24.71	57,003	1.49	0.43	(g)	1.63	23
25.18	4.65	14,824	1.49	0.59		1.66	30
24.27	31.66	6,500	1.49	0.50		1.65	41
18.63	23.71	1,441	1.49	0.77		1.65	34
15.06	(0.24)	294	1.50	2.12		1.69	47

35.12	14.52	8,027,191	0.74	1.00		0.96	12
32.26	25.68	6,627,529	0.74	1.16	(g)	0.98	23
26.24	5.43	3,543,900	0.74	1.33		1.01	30
25.19	32.66	2,812,296	0.74	1.29		0.99	41
19.22	24.68	1,913,930	0.74	1.52		1.00	34
15.43	(25.15)	1,424,004	0.75	2.26		1.02	47

34.81	14.39	2,795,357	0.98	0.74		1.11	12
31.95	25.35	2,870,752	0.98	0.92	(g)	1.13	23
26.01	5.20	1,836,012	0.98	1.09		1.16	30
24.97	32.29	1,513,926	0.98	1.05		1.14	41
19.07	24.35	1,061,308	0.98	1.29		1.15	34
15.34	(25.31)	766,965	1.00	2.05		1.18	47

(f)	Calculated based upon average shares outstanding.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $0.16, $0.00, $0.01, $0.09, $0.31 and $0.23 for Class A, Class B, Class C, Class R2, Institutional Class and Select Class Shares, respectively, and the net investment income (loss) ratio would have been 0.55%, 0.00%, 0.04%, 0.31%, 1.04% and 0.80% for Class A, Class B, Class C, Class R2, Institutional Class and Select Class Shares, respectively.
(h)	Commencement of offering of class of shares.
(i)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	75

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations
Multi-Cap Market Neutral Fund
Class A
Six Months Ended December 31, 2013 (Unaudited)	$9.79	$(0.06	)(g)	$0.20	$0.14
Year Ended June 30, 2013	9.69	(0.11	)(g)(h)	0.21	0.10
Year Ended June 30, 2012	9.81	(0.14	)(g)	0.02	(0.12)
Year Ended June 30, 2011	9.71	(0.16	)(g)	0.26	0.10
Year Ended June 30, 2010	10.21	(0.17	)(g)	(0.33)	(0.50)
Year Ended June 30, 2009	10.23	(0.08	)(g)	0.06	(0.02)

Class B
Six Months Ended December 31, 2013 (Unaudited)	9.31	(0.08	)(g)	0.20	0.12
Year Ended June 30, 2013	9.29	(0.17	)(g)(h)	0.19	0.02
Year Ended June 30, 2012	9.47	(0.20	)(g)	0.02	(0.18)
Year Ended June 30, 2011	9.44	(0.23	)(g)	0.26	0.03
Year Ended June 30, 2010	10.01	(0.23	)(g)	(0.34)	(0.57)
Year Ended June 30, 2009	10.10	(0.15	)(g)	0.06	(0.09)

Class C
Six Months Ended December 31, 2013 (Unaudited)	9.33	(0.08	)(g)	0.19	0.11
Year Ended June 30, 2013	9.30	(0.17	)(g)(h)	0.20	0.03
Year Ended June 30, 2012	9.48	(0.20	)(g)	0.02	(0.18)
Year Ended June 30, 2011	9.46	(0.23	)(g)	0.25	0.02
Year Ended June 30, 2010	10.02	(0.23	)(g)	(0.33)	(0.56)
Year Ended June 30, 2009	10.12	(0.15	)(g)	0.05	(0.10)

Select Class
Six Months Ended December 31, 2013 (Unaudited)	9.94	(0.05	)(h)	0.21	0.16
Year Ended June 30, 2013	9.82	(0.09	)(g)(h)	0.21	0.12
Year Ended June 30, 2012	9.91	(0.12	)(g)	0.03	(0.09)
Year Ended June 30, 2011	9.79	(0.14	)(g)	0.26	0.12
Year Ended June 30, 2010	10.27	(0.14	)(g)	(0.34)	(0.48)
Year Ended June 30, 2009	10.27	(0.05	)(g)	0.05	— (i)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend expense and interest expense for securities sold short) for Class A are 1.49% and 1.93% for the six months ended December 31, 2013, 1.48% and 1.88% for the year ended June 30, 2013, 1.48% and 1.94% for 2012, 1.49 and 1.95% for 2011, 1.49% and 1.94% for 2010 and 1.50% and 1.95% for 2009; for Class B are 1.99% and 2.43 for the six months ended December 31, 2013, 2.16% and 2.38% for the year ended June 30, 2013, 2.23% and 2.45% for 2012, 2.24% and 2.45% for 2011, 2.24% and 2.44% for 2010 and 2.25% and 2.45% for 2009; for Class C are 1.99% and 2.43 for the six months ended December 31, 2013, 1.99% and 2.43% for the year ended June 30, 2013, 2.23% and 2.44% for 2012, 2.24% and 2.45% for 2011, 2.24% and 2.44% for 2010 and 2.25% and 2.45% for 2009; for Select Class are 1.23% and 1.67% for the six months ended December 31, 2013, 1.23% and 1.63% for the year ended June 30, 2013, 1.23% and 1.69% for 2012, 1.24% and 1.70% for 2011, 1.24% and 1.69% for 2010 and 1.25% and 1.70% for 2009, respectively.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Calculated based upon average shares outstanding.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.13), $(0.19), $(0.19) and $(0.11) for Class A, Class B, Class C and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (1.38)%, (2.07)%, (2.06)% and (1.16)% for Class A, Class B, Class C and Select Class Shares, respectively.
(i)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (including dividend and interest expense for securities sold short) (d)(e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short) (e)	Portfolio turnover rate (excluding short sales) (b)(f)	Portfolio turnover rate (including short sales) (b)(f)

$9.93	1.43%	$13,110	2.77%	(1.26)%		3.21%	56%	129%
9.79	1.03	14,101	3.04	(1.13	)(h)	3.44	94	251
9.69	(1.22)	19,759	2.86	(1.42)		3.32	151	316
9.81	1.03	29,216	2.92	(1.65)		3.38	145	339
9.71	(4.90)	94,549	2.94	(1.65)		3.39	146	348
10.21	(0.20)	67,884	2.84	(0.79)		3.29	175	350

9.43	1.29	252	3.27	(1.74)		3.71	56	129
9.31	0.22	530	3.70	(1.82	)(h)	3.92	94	251
9.29	(1.90)	1,401	3.61	(2.18)		3.83	151	316
9.47	0.32	3,484	3.67	(2.47)		3.88	145	339
9.44	(5.69)	7,849	3.69	(2.39)		3.89	146	348
10.01	(0.89)	12,766	3.59	(1.55)		3.79	175	350

9.44	1.18	9,738	3.27	(1.76)		3.71	56	129
9.33	0.32	11,181	3.69	(1.81	)(h)	3.92	94	251
9.30	(1.90)	15,677	3.61	(2.17)		3.82	151	316
9.48	0.21	22,094	3.67	(2.46)		3.88	145	339
9.46	(5.59)	39,610	3.70	(2.39)		3.89	146	348
10.02	(0.99)	61,467	3.59	(1.54)		3.79	175	350

10.10	1.61	399,019	2.51	(1.03)		2.95	56	129
9.94	1.22	317,974	2.78	(0.90	)(h)	3.18	94	251
9.82	(0.91)	476,803	2.61	(1.17)		3.07	151	316
9.91	1.23	491,653	2.67	(1.39)		3.13	145	339
9.79	(4.67)	433,539	2.70	(1.39)		3.15	146	348
10.27	0.00	528,478	2.59	(0.45)		3.04	175	350

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	77

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Value Advantage Fund
Class A
Six Months Ended December 31, 2013 (Unaudited)	$24.64	$0.11	(f)	$3.17	$3.28	$(0.16)	$(0.70)	$(0.86)
Year Ended June 30, 2013	19.96	0.22	(f)	4.75	4.97	(0.20)	(0.09)	(0.29)
Year Ended June 30, 2012	19.07	0.25	(f)	0.84	1.09	(0.20)	—	(0.20)
Year Ended June 30, 2011	15.22	0.23	(f)	3.79	4.02	(0.17)	—	(0.17)
Year Ended June 30, 2010	12.01	0.23	(f)	3.17	3.40	(0.19)	—	(0.19)
Year Ended June 30, 2009	16.38	0.30	(f)	(4.40)	(4.10)	(0.20)	(0.07)	(0.27)

Class C
Six Months Ended December 31, 2013 (Unaudited)	24.61	0.05	(f)	3.16	3.21	(0.05)	(0.70)	(0.75)
Year Ended June 30, 2013	19.91	0.11	(f)	4.74	4.85	(0.06)	(0.09)	(0.15)
Year Ended June 30, 2012	19.01	0.16	(f)	0.84	1.00	(0.10)	—	(0.10)
Year Ended June 30, 2011	15.17	0.14	(f)	3.77	3.91	(0.07)	—	(0.07)
Year Ended June 30, 2010	11.97	0.15	(f)	3.17	3.32	(0.12)	—	(0.12)
Year Ended June 30, 2009	16.25	0.23	(f)	(4.34)	(4.11)	(0.10)	(0.07)	(0.17)

Institutional Class
Six Months Ended December 31, 2013 (Unaudited)	24.74	0.18	(f)	3.18	3.36	(0.25)	(0.70)	(0.95)
Year Ended June 30, 2013	19.99	0.34	(f)	4.75	5.09	(0.25)	(0.09)	(0.34)
Year Ended June 30, 2012	19.11	0.35	(f)	0.83	1.18	(0.30)	—	(0.30)
Year Ended June 30, 2011	15.24	0.32	(f)	3.79	4.11	(0.24)	—	(0.24)
Year Ended June 30, 2010	12.01	0.31	(f)	3.18	3.49	(0.26)	—	(0.26)
Year Ended June 30, 2009	16.40	0.37	(f)	(4.42)	(4.05)	(0.27)	(0.07)	(0.34)

Select Class
Six Months Ended December 31, 2013 (Unaudited)	24.72	0.15	(f)	3.17	3.32	(0.20)	(0.70)	(0.90)
Year Ended June 30, 2013	20.00	0.28	(f)	4.75	5.03	(0.22)	(0.09)	(0.31)
Year Ended June 30, 2012	19.12	0.30	(f)	0.83	1.13	(0.25)	—	(0.25)
Year Ended June 30, 2011	15.27	0.28	(f)	3.79	4.07	(0.22)	—	(0.22)
Year Ended June 30, 2010	12.04	0.27	(f)	3.19	3.46	(0.23)	—	(0.23)
Year Ended June 30, 2009	16.44	0.34	(f)	(4.42)	(4.08)	(0.25)	(0.07)	(0.32)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$27.06	13.43%	$1,212,340	1.24%	0.85%	1.33%	21%
24.64	25.09	784,359	1.24	0.98	1.33	22
19.96	5.83	206,816	1.25	1.34	1.41	49
19.07	26.45	232,103	1.24	1.28	1.34	33
15.22	28.35	150,081	1.24	1.52	1.38	45
12.01	(24.82)	112,739	1.25	2.45	1.50	70

27.07	13.18	293,855	1.74	0.35	1.83	21
24.61	24.45	212,198	1.74	0.49	1.83	22
19.91	5.32	117,937	1.75	0.84	1.91	49
19.01	25.82	131,743	1.74	0.78	1.84	33
15.17	27.72	108,165	1.74	1.01	1.88	45
11.97	(25.19)	97,723	1.75	1.86	1.99	70

27.15	13.72	2,166,564	0.74	1.35	0.93	21
24.74	25.73	1,455,125	0.74	1.50	0.93	22
19.99	6.36	384,525	0.75	1.86	1.01	49
19.11	27.06	284,433	0.74	1.79	0.94	33
15.24	29.03	156,531	0.74	2.04	0.98	45
12.01	(24.41)	70,825	0.75	3.11	1.15	70

27.14	13.57	1,785,953	0.99	1.11	1.08	21
24.72	25.38	1,245,241	0.99	1.23	1.08	22
20.00	6.09	422,861	1.00	1.62	1.16	49
19.12	26.75	270,562	0.99	1.53	1.09	33
15.27	28.70	71,209	0.99	1.77	1.13	45
12.04	(24.62)	51,000	1.00	2.75	1.25	70

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	79

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2013 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), an open-end management investment company, was organized as a Massachusetts business trust on September 23, 1997.

J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”, with JPM I, JPM II and JPMMFIT (the “Trusts”)), an open-end management investment company, was organized as a Maryland corporation on August 19, 1997.

The following are 7 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Growth Advantage Fund	Class A, Class B, Class C, Class R5, Class R6* and Select Class	JPMMFIT	Diversified
Mid Cap Core Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
Mid Cap Equity Fund	Class A, Class C, and Select Class	JPM I	Diversified
Mid Cap Growth Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Mid Cap Value Fund	Class A, Class B, Class C, Class R2, Institutional Class and Select Class	JPMFMFG	Diversified
Multi-Cap Market Neutral Fund	Class A, Class B, Class C, and Select Class	JPM II	Diversified
Value Advantage Fund	Class A, Class C, Institutional Class and Select Class	JPM I	Diversified

*	Class R6 Shares of Growth Advantage Fund commenced operations on December 23, 2013.

The investment objective of Growth Advantage Fund is to seek to provide long-term capital growth.

The investment objective of Mid Cap Core Fund is to seek long-term capital appreciation.

The investment objective of Mid Cap Equity Fund is to seek long-term capital growth.

The investment objective of Mid Cap Growth Fund is to seek growth of capital and secondarily, current income by investing primarily in equity securities.

The investment objective of Mid Cap Value Fund is to seek growth from capital appreciation.

The investment objective of Multi-Cap Market Neutral Fund is to seek long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance.

The investment objective of Value Advantage Fund is to seek to provide long-term total return from a combination of income and capital gains.

Effective as of the close of business on February 22, 2013, all share classes of the Mid Cap Value Fund are publicly offered only on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Classes’ prospectuses.

Effective November 1, 2009, Class B Shares of the Growth Advantage Fund, Mid Cap Growth Fund, Mid Cap Value Fund and Multi-Cap Market Neutral Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they automatically convert to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair

80	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Growth Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,957,880	$—	$—	$2,957,880

Mid Cap Core Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,029,446	$—	$—	$1,029,446

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	81

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2013 (Unaudited) (continued)

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,303,920	$—	$—	$1,303,920

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,915,750	$—	$—	$1,915,750

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,834,878	$—	$—	$14,834,878

Multi-Cap Market Neutral Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$424,368	$—	$—	$424,368

Total Liabilities (a)	$(392,783)	$—	$—	$(392,783)

Depreciation in Other Financial Instruments
Futures Contracts	$(117)	$—	$—	$(117)

Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,427,135	$—	$—	$5,427,135

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the six months ended December 31, 2013.

B. Short Sales — The Multi-Cap Market Neutral Fund engages in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as an asset on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the SOI. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as interest income or interest expense, respectively, on securities sold short in the Statements of Operations.

The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as change in net unrealized appreciation (depreciation) in the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

82	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.

As of December 31, 2013, the Fund had outstanding short sales as listed on its SOI.

C. Futures Contracts — The Multi-Cap Market Neutral Fund uses index futures contracts to gain or reduce exposure to the stock market, maintain liquidity and minimize transaction costs. The Fund also buys futures contracts to immediately invest incoming cash in the market or sell futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. The use of futures contracts exposes the Fund to equity price risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation (depreciation) in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended December 31, 2013 (amounts in thousands):

	Multi-Cap Market Neutral Fund
Futures Contracts:
Average Notional Balance Long	$9,251	(a)
Ending Notional Balance Long	—
Average Notional Balance Short	5,082
Ending Notional Balance Short	3,608

(a)	For the period August 1, 2013 through August 31, 2013.

The Fund’s futures contracts are not subject to master netting arrangements.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, less dividend expense on securities sold short, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	83

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2013 (Unaudited) (continued)

income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of December 31, 2013, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared and paid at least annually, except for the Mid Cap Equity Fund, Mid Cap Growth Fund and Multi-Cap Market Neutral Fund, whose distributions are generally declared and paid at least quarterly. Distributions are declared separately for each class of each Fund. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.65%
Mid Cap Core Fund	0.65
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Multi-Cap Market Neutral Fund	1.25
Value Advantage Fund	0.65

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended December 31, 2013, the annualized effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Class R2 Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2
Growth Advantage Fund	0.25%	0.75%	0.75%	n/a
Mid Cap Core Fund	0.25	n/a	0.75	0.50%
Mid Cap Equity Fund	0.25	n/a	0.75	n/a
Mid Cap Growth Fund	0.25	0.75	0.75	0.50
Mid Cap Value Fund	0.25	0.75	0.75	0.50
Multi-Cap Market Neutral Fund	0.25	0.75	0.75	n/a
Value Advantage Fund	0.25	n/a	0.75	n/a

84	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2013, the Distributor retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
Growth Advantage Fund	$248	$—	(a)
Mid Cap Core Fund	5	—
Mid Cap Equity Fund	79	—	(a)
Mid Cap Growth Fund	28	—	(a)
Mid Cap Value Fund	26	6
Multi-Cap Market Neutral Fund	1	—	(a)
Value Advantage Fund	188	4

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into Shareholder Servicing Agreements with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Institutional Class	Select Class
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.05%	n/a	0.25%
Mid Cap Core Fund	0.25	n/a	0.25	0.25%	0.05	n/a	0.25
Mid Cap Equity Fund	0.25	n/a	0.25	n/a	n/a	n/a	0.25
Mid Cap Growth Fund	0.25	0.25	0.25	0.25	0.05	n/a	0.25
Mid Cap Value Fund	0.25	0.25	0.25	0.25	n/a	0.10%	0.25
Multi-Cap Market Neutral Fund	0.25	0.25	0.25	n/a	n/a	n/a	0.25
Value Advantage Fund	0.25	n/a	0.25	n/a	n/a	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
Growth Advantage Fund	1.25%	1.75%	1.75%	n/a	0.90%	0.85%	n/a	1.10%
Mid Cap Core Fund	1.25	n/a	1.75	1.50%	0.80	0.75	n/a	0.90
Mid Cap Equity Fund	1.25	n/a	1.75	n/a	n/a	n/a	n/a	0.90
Mid Cap Growth Fund	1.24	1.74	1.74	1.40	0.79	0.74	n/a	0.93
Mid Cap Value Fund	1.24	1.75	1.75	1.50	n/a	n/a	0.75%	0.99
Multi-Cap Market Neutral Fund	1.50	2.00	2.00	n/a	n/a	n/a	n/a	1.25
Value Advantage Fund	1.25	n/a	1.75	n/a	n/a	n/a	0.75	1.00

The expense limitation agreements were in effect for the six months ended December 31, 2013. The contractual expense limitation percentages in the table above are in place until at least October 31, 2014, except Growth Advantage Fund Class R6 which is in place until at least December 31, 2014. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended December 31, 2013. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	85

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2013 (Unaudited) (continued)

For the six months ended December 31, 2013, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Growth Advantage Fund	$—	$—	$109	$109
Mid Cap Core Fund	—	126	221	347
Mid Cap Equity Fund	22	395	1,400	1,817
Mid Cap Growth Fund	743	747	304	1,794
Mid Cap Value Fund	2,039	5,994	3,991	12,024
Multi-Cap Market Neutral Fund	170	158	469	797
Value Advantage Fund	102	1,659	901	2,662

	Voluntary Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Growth Advantage Fund	$—	$—	$17	$17
Mid Cap Growth Fund	3	—	3	6
Mid Cap Value Fund	1	—	15	16

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in these money market funds for the six months ended December 31, 2013 was as follows (excluding the waiver disclosed in Note 2.D. regarding cash collateral for securities lending invested in the JPMorgan Prime Money Market Fund) (amounts in thousands):

Growth Advantage Fund	$65
Mid Cap Core Fund	24
Mid Cap Equity Fund	35
Mid Cap Growth Fund	42
Mid Cap Value Fund	488
Multi-Cap Market Neutral Fund	35
Value Advantage Fund	294

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended December 31, 2013, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended December 31, 2013, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

86	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

4. Investment Transactions

During the six months ended December 31, 2013, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Growth Advantage Fund	$1,203,870	$820,829	$—	$—
Mid Cap Core Fund	304,593	305,104	—	—
Mid Cap Equity Fund	439,709	326,339	—	—
Mid Cap Growth Fund	704,272	738,369	—	—
Mid Cap Value Fund	1,632,594	1,901,416	—	—
Multi-Cap Market Neutral Fund	211,240	189,451	256,979	223,670
Value Advantage Fund	1,929,258	887,597	—	—

During the six months ended December 31, 2013, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at December 31, 2013 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$2,072,722	$894,365	$9,207	$885,158
Mid Cap Core Fund	842,442	193,100	6,096	187,004
Mid Cap Equity Fund	911,232	395,843	3,155	392,688
Mid Cap Growth Fund	1,322,714	601,077	8,041	593,036
Mid Cap Value Fund	9,986,096	4,894,834	46,052	4,848,782
Multi-Cap Market Neutral Fund	344,442	81,748	1,822	79,926
Value Advantage Fund	4,435,908	1,006,489	15,262	991,227

Under the Regulated Investment Company Modernization Act of 2010 (“the “Act”), net capital losses recognized by the Funds after June 30, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At June 30, 2013, the Funds had pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2016	2017	2018	Total
Mid Cap Growth Fund	$—	$—	$39,020	$39,020	*
Mid Cap Value Fund	—	3,017	38,368	41,385	*
Multi-Cap Market Neutral Fund	39,205	—	—	39,205

*	Amount includes capital loss carryforwards from business combinations, which are limited in future years under Internal Revenue Code Sections 381-384.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	87

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2013 (Unaudited) (continued)

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at December 31, 2013. Average borrowings from the Facility for the six months ended December 31, 2013, were as follows (amounts in thousands):

	Average Borrowings	Number of Days Outstanding	Interest Paid
Mid Cap Core Fund	$20,941	3	$—	(a)
Mid Cap Equity Fund	11,650	3	—	(a)

(a)	Amount rounds to less than $1,000.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for each of the Growth Advantage Fund, Mid Cap Core Fund, Mid Cap Equity Fund and Mid Cap Growth Fund.

In addition, the J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own in the aggregate, more than 10% of the net assets of the following Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Growth Advantage Fund	—	35.3%
Mid Cap Core Fund	—	53.3
Multi-Cap Market Neutral Fund	90.4%	—
Value Advantage Fund	—	18.6

Additionally, Mid Cap Equity Fund, Mid Cap Value Fund and Value Advantage Fund each have a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Funds’ outstanding shares.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

As of December 31, 2013, the Multi-Cap Market Neutral Fund pledged substantially all of its assets for securities sold short to Credit Suisse Group, who also held 100% of the Multi-Cap Market Neutral Fund’s cash proceeds for securities sold short.

8. Reorganization

On November 21, 2013, the Board of Trustees of JPM I approved the reorganization of the Mid Cap Core Fund into the Mid Cap Equity Fund. The reorganization is expected to occur on or about March 14, 2014.

9. Other Matters

On February 12, 2014, the Board of Trustees of JPM II approved a change to the Mid Cap Growth Fund’s fundamental investment objective, which will be presented to shareholders for their approval. Subject to shareholder approval, the Fund’s new investment objective will be to seek growth of capital. The shareholder meeting is expected to occur on or about June 10, 2014.

88	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 1, 2013, and continued to hold your shares at the end of the reporting period, December 31, 2013.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Expense Example

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period	Annualized Expense Ratio
Growth Advantage Fund
Class A
Actual*	$1,000.00	$1,249.10	$7.03	1.24%
Hypothetical*	1,000.00	1,018.95	6.31	1.24
Class B
Actual*	1,000.00	1,247.30	9.80	1.73
Hypothetical*	1,000.00	1,016.48	8.79	1.73
Class C
Actual*	1,000.00	1,247.10	9.86	1.74
Hypothetical*	1,000.00	1,016.43	8.84	1.74
Class R5
Actual*	1,000.00	1,252.30	4.77	0.84
Hypothetical*	1,000.00	1,020.97	4.28	0.84
Class R6
Actual**	1,000.00	1,007.20	0.18	0.80
Hypothetical*	1,000.00	1,021.17	4.08	0.80
Select Class
Actual*	1,000.00	1,251.50	5.90	1.04
Hypothetical*	1,000.00	1,019.96	5.30	1.04

Mid Cap Core Fund
Class A
Actual*	1,000.00	1,183.80	6.88	1.25
Hypothetical*	1,000.00	1,018.90	6.36	1.25
Class C
Actual*	1,000.00	1,180.90	9.62	1.75
Hypothetical*	1,000.00	1,016.38	8.89	1.75

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	89

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period	Annualized Expense Ratio
Mid Cap Core Fund (continued)
Class R2
Actual*	$1,000.00	$1,182.10	$8.25	1.50%
Hypothetical*	1,000.00	1,017.64	7.63	1.50
Class R5
Actual*	1,000.00	1,186.50	4.41	0.80
Hypothetical*	1,000.00	1,021.17	4.08	0.80
Class R6
Actual*	1,000.00	1,186.50	4.13	0.75
Hypothetical*	1,000.00	1,021.42	3.82	0.75
Select Class
Actual*	1,000.00	1,186.00	4.96	0.90
Hypothetical*	1,000.00	1,020.67	4.58	0.90

Mid Cap Equity Fund
Class A
Actual*	1,000.00	1,183.60	6.82	1.24
Hypothetical*	1,000.00	1,018.95	6.31	1.24
Class C
Actual*	1,000.00	1,180.60	9.56	1.74
Hypothetical*	1,000.00	1,016.43	8.84	1.74
Select Class
Actual*	1,000.00	1,185.90	4.90	0.89
Hypothetical*	1,000.00	1,020.72	4.53	0.89

Mid Cap Growth Fund
Class A
Actual*	1,000.00	1,229.50	6.91	1.23
Hypothetical*	1,000.00	1,019.00	6.26	1.23
Class B
Actual*	1,000.00	1,226.80	9.54	1.70
Hypothetical*	1,000.00	1,016.64	8.64	1.70
Class C
Actual*	1,000.00	1,226.70	9.65	1.72
Hypothetical*	1,000.00	1,016.53	8.74	1.72
Class R2
Actual*	1,000.00	1,228.70	7.81	1.39
Hypothetical*	1,000.00	1,018.20	7.07	1.39
Class R5
Actual*	1,000.00	1,232.60	4.45	0.79
Hypothetical*	1,000.00	1,021.22	4.02	0.79
Class R6
Actual*	1,000.00	1,232.70	4.16	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Select Class
Actual*	1,000.00	1,231.60	5.17	0.92
Hypothetical*	1,000.00	1,020.57	4.69	0.92

Mid Cap Value Fund
Class A
Actual*	1,000.00	1,142.20	6.64	1.23
Hypothetical*	1,000.00	1,019.00	6.26	1.23
Class B
Actual*	1,000.00	1,139.50	9.22	1.71
Hypothetical*	1,000.00	1,016.59	8.69	1.71

90	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period	Annualized Expense Ratio
Mid Cap Value Fund (continued)
Class C
Actual*	$1,000.00	$1,139.30	$9.38	1.74%
Hypothetical*	1,000.00	1,016.43	8.84	1.74
Class R2
Actual*	1,000.00	1,140.70	8.04	1.49
Hypothetical*	1,000.00	1,017.69	7.58	1.49
Institutional Class
Actual*	1,000.00	1,145.20	4.00	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Select Class
Actual*	1,000.00	1,143.90	5.30	0.98
Hypothetical*	1,000.00	1,020.27	4.99	0.98

Multi-Cap Market Neutral Fund
Class A
Actual*	1,000.00	1,014.30	14.06	2.77
Hypothetical*	1,000.00	1,011.24	14.04	2.77
Class B
Actual*	1,000.00	1,012.90	16.59	3.27
Hypothetical*	1,000.00	1,008.72	16.56	3.27
Class C
Actual*	1,000.00	1,011.80	16.58	3.27
Hypothetical*	1,000.00	1,008.72	16.56	3.27
Select Class
Actual*	1,000.00	1,016.10	12.76	2.51
Hypothetical*	1,000.00	1,012.55	12.73	2.51

Value Advantage Fund
Class A
Actual*	1,000.00	1,134.30	6.67	1.24
Hypothetical*	1,000.00	1,018.95	6.31	1.24
Class C
Actual*	1,000.00	1,131.80	9.35	1.74
Hypothetical*	1,000.00	1,016.43	8.84	1.74
Institutional Class
Actual*	1,000.00	1,137.20	3.99	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Select Class
Actual*	1,000.00	1,135.70	5.33	0.99
Hypothetical*	1,000.00	1,020.21	5.04	0.99

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 8/365 (to reflect the one-half year period).

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	91

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2013, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2013.

As part of their review of the investment advisory arrangements for the J.P. Morgan Funds, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to the Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the performance of the Funds in connection with the Trustees’ review of the investment advisory arrangements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed agreements. The Trustees also discussed the proposed agreements in executive session with counsel to the Trusts and independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year . Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

92	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Adviser has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Adviser, and that the Funds benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Mid Cap Growth Fund, Mid Cap Value Fund and Multi-Cap Market Neutral Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Growth Advantage Fund, Mid Cap Core Fund, Mid Cap Equity Fund, and Value Advantage Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Adviser’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	93

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s performance was in the third, second, and third quintiles for Class A shares and in the third, second, and second quintiles for Select Class shares for the one-, three- and five year periods ended December 31, 2012, respectively, and that the Trustees’ independent consultant indicated that the Fund’s overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Mid Cap Core Fund’s performance was in the fourth quintile for both Class A and Select Class shares for the one-year period ended December 31, 2012, and that the Trustees’ independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Mid Cap Equity Fund’s performance was in the second quintile for Class A shares for each of the one- and three year periods ended December 31, 2012, and in the second quintile for Select Class shares for each of the one-, three-, and five-year periods ended December 31, 2012, and that the Trustees’ independent consultant indicated that overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Mid Cap Growth Fund’s performance was in the second, fourth and third quintiles for Class A shares and in the second, third and third quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the Trustees’ independent consultant indicated that overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Mid Cap Value Fund’s performance was in the first quintile for both Class A and Select Class shares for each of the one-, three-, and five-year periods ended December 31, 2012, and that the Trustees’ independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Multi-Cap Market Neutral Fund’s performance was in the fourth, fifth and fourth quintiles for Class A shares and in the third, fourth and fourth quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the Trustees’ independent consultant indicated that the overall performance needed enhancement. The Trustees also noted that effective February 28, 2013, the Fund changed portfolio managers and its investment strategy and process. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that they were satisfied with the Adviser’s analysis of the Fund’s performance. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the equity committee at each of their regular meetings over the course of next year.

The Trustees noted that the Value Advantage Fund’s performance was in the first quintile for both Class A and Select Class shares for each of the one-, three-, and five-year periods ended December 31, 2012, and that the Trustees’ independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’

94	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2013

determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s net advisory fee for Class A and Select Class shares was in the third and fourth quintiles, respectively, and that the actual total expenses for Class A and Select Class shares were in the second and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Mid Cap Core Fund’s net advisory fee for both Class A and Select Class shares was in the second quintile and that the actual total expenses for Class A and Select shares were in the second and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Mid Cap Equity Fund’s net advisory fee for Class A and Select Class shares was in the second and first quintiles, respectively, and that the actual total expenses for both Class A and Select shares were in the second quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Mid Cap Growth Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile, and that the actual total expenses for both Class A and

Select Class shares were in the second quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Mid Cap Value Fund’s net advisory fee for Class A and Select Class shares was in the second and third quintiles, respectively, and that the actual total expenses for both Class A and Select shares were in the third quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Multi-Cap Market Neutral Fund’s net advisory fee for both Class A and Select Class shares was in the fourth quintile, and that the actual total expenses for both Class A and Select Class shares were in the second quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Value Advantage Fund’s net advisory fee for Class A and Select Class shares was in the third and second quintiles, respectively, and that the actual total expenses for Class A and Select Class shares were in the second and third quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

DECEMBER 31, 2013	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	95

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2014. All rights reserved. December 2013.

SAN-MC-1213

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the
period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual
report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in
Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii)
of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether
the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of
Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY
SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR
240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO
A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS
AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or
240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the
Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N- CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as
part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate
certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule
30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:

/s/ Robert L. Young

Robert L. Young

President and Principal Executive Officer

March 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Robert L. Young

Robert L. Young

President and Principal Executive Officer

March 7, 2014

By:

/s/ Joy C. Dowd

Joy C. Dowd

Treasurer and Principal Financial Officer

March 7, 2014